UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05617

(Investment Company Act file number)

SCM Trust

(Exact name of registrant as specified in charter)

1125 17th Street, Suite 2550,
Denver, CO 80202

(Address of principal executive offices)(Zip code)

Stephen C. Rogers

SCM Trust

1125 17th St, Suite 2250

Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant's telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 - December 31, 2025

Item 1. Reports to Stockholders.

(a)

Shelton Emerging Markets Fund Tailored Shareholder Report

Annual Shareholder Report December 31, 2025 Shelton Emerging Markets Fund Institutional Class Shares Ticker: EMSQX

This annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund - Institutional Class	$100	0.98%

What affected the Fund's performance this period?

The Shelton Emerging Markets Fund – Institutional class (EMSQX) returned 32.99% in 2025, underperforming the MSCI Emerging Markets Index's return of 34.32% by -1.33%. Country allocation effects contributed positively to performance, led by an underweight to Saudi Arabia and overweights to Poland and Indonesia. Stock selection also added value driven by overweight positions in Delta Electronics and Samsung Electronics, though partially offset by an underweight position in SK Hynix and an overweight position in Realtek Semiconductor. At the industry level, Semiconductors & Semiconductor Equipment was the top contributor, however industry selection weighed down performance overall led by the fund's overweight exposure to Airlines, Real Estate Management & Development, and Textiles, Apparel & Luxury Goods. Additionally, style factor exposures detracted overall, primarily due to the fund's underweight to Value, Size, and Momentum factors.

Key Insights

Data Center & AI Infrastructure: Emerging market technology companies benefited from the global AI infrastructure buildout in 2025. Memory chip makers SK Hynix and Samsung Electronics experienced increasing demand for high-bandwidth memory, with SK Hynix selling its entire 2026 chip lineup by October. TSMC raised its 2025 revenue growth guidance to approximately 30% driven by AI and high-performance computing demand and began mass production of its 2-nanometer chips in the fourth quarter. Delta Electronics share price more than doubled as a provider of power and cooling solutions for AI servers.

Currency & Monetary Policy: The US dollar had its worst annual performance since 2017, with the Bloomberg US Dollar Spot Index declining approximately 8% in 2025, providing a tailwind for international and emerging markets. Bloomberg noted that 17 out of 23 emerging market currencies that they track, appreciated against the dollar during the year. Additionally, easing inflation across many emerging market countries led some central banks to signal more accommodative policy rates in the coming year.

Commodities & Materials: Commodity markets experienced significant gains in 2025. Copper saw it’s best year in over 15 years driven by supply strains in anticipation of potential tariffs.Gold broke the $3,500 per ounce mark in September on its way to closing the year over $4,300 per ounce. As a result, mining companies were some of the fund’s top contributors to performance with Zijin Mining and CMOC Group respectively returning over 150% and over 280% respectively for the year.

Cumulative Performance

(based on a hypothetical $500,000 investment)

Shelton Emerging Markets Fund - Institutional Class - $1,099,758
MSCI Emerging Markets Index - $1,121,875
$1,200,000
$1,100,000
$1,000,000
$900,000
$800,000
$700,000
$600,000
$500,000
$400,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton Emerging Markets Fund - Institutional Class	32.99%	6.14%	8.20%
MSCI Emerging Markets Index	33.57%	4.19%	8.41%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Emerging Markets Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Financial
31.0%
Technology
30.5%
Consumer, Non-cyclical
9.0%
Communications
8.6%
Basic Materials
6.3%
Consumer, Cyclical
4.9%
Industrial
4.1%
Government
2.6%
Energy
2.2%
Diversified
0.8%

Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	14.2%
Samsung Electronics Co Ltd	7.4%
Tencent Holdings Ltd	7.3%
HDFC Bank Ltd	4.0%
Infosys Ltd	3.5%
Ping An Insurance Group Co of China Ltd	3.4%
Zijin Mining Group Co Ltd	3.4%
FirstRand Ltd	3.2%
Dr Reddy's Laboratories Ltd	3.1%
Haier Smart Home Co Ltd	2.8%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$21,103,624
Total Number of Portfolio Holdings	50
Total Advisory Fees Paid	$27,691
Portfolio Turnover Rate	82%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Emerging Markets Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 Shelton Emerging Markets Fund Investor Class Shares Ticker: EMSLX

This annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund - Investor Class	$125	1.23%

What affected the Fund's performance this period?

The Shelton Emerging Markets Fund – Investor class (EMSLX) returned 32.63% in 2025, underperforming the MSCI Emerging Markets Index's return of 33.57% by -0.94%. Country allocation effects contributed positively to performance, led by an underweight to Saudi Arabia and overweights to Poland and Indonesia. Stock selection also added value driven by overweight positions in Delta Electronics and Samsung Electronics, though partially offset by an underweight position in SK Hynix and an overweight position in Realtek Semiconductor. At the industry level, Semiconductors & Semiconductor Equipment was the top contributor, however industry selection weighed down performance overall led by the fund's overweight exposure to Airlines, Real Estate Management & Development, and Textiles, Apparel & Luxury Goods. Additionally, style factor exposures detracted overall, primarily due to the fund's underweight to Value, Size, and Momentum factors.

Key Insights

Data Center & AI Infrastructure: Emerging market technology companies benefited from the global AI infrastructure buildout in 2025. Memory chip makers SK Hynix and Samsung Electronics experienced increasing demand for high-bandwidth memory, with SK Hynix selling its entire 2026 chip lineup by October. TSMC raised its 2025 revenue growth guidance to approximately 30% driven by AI and high-performance computing demand and began mass production of its 2-nanometer chips in the fourth quarter. Delta Electronics share price more than doubled as a provider of power and cooling solutions for AI servers.

Currency & Monetary Policy: The US dollar had its worst annual performance since 2017, with the Bloomberg US Dollar Spot Index declining approximately 8% in 2025, providing a tailwind for international and emerging markets. Bloomberg noted that 17 out of 23 emerging market currencies that they track, appreciated against the dollar during the year. Additionally, easing inflation across many emerging market countries led some central banks to signal more accommodative policy rates in the coming year.

Commodities & Materials: Commodity markets experienced significant gains in 2025. Copper saw it’s best year in over 15 years driven by supply strains in anticipation of potential tariffs.Gold broke the $3,500 per ounce mark in September on its way to closing the year over $4,300 per ounce. As a result, mining companies were some of the fund’s top contributors to performance with Zijin Mining and CMOC Group respectively returning over 150% and over 280% respectively for the year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Emerging Markets Fund - Investor Class - $21,452
MSCI Emerging Markets Index - $22,437
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton Emerging Markets Fund - Investor Class	32.63%	5.87%	7.93%
MSCI Emerging Markets Index	33.57%	4.19%	8.41%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Emerging Markets Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	14.2%
Samsung Electronics Co Ltd	7.4%
Tencent Holdings Ltd	7.3%
HDFC Bank Ltd	4.0%
Infosys Ltd	3.5%
Ping An Insurance Group Co of China Ltd	3.4%
Zijin Mining Group Co Ltd	3.4%
FirstRand Ltd	3.2%
Dr Reddy's Laboratories Ltd	3.1%
Haier Smart Home Co Ltd	2.8%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$1,596,799
Total Number of Portfolio Holdings	50
Total Advisory Fees Paid	$1,763
Portfolio Turnover Rate	82%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton International Select Equity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 Shelton International Select Equity Fund Institutional Class Shares Ticker: SISEX

This annual shareholder report contains important information about the Shelton International Select Equity Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund - Institutional Class	$101	0.99%

What affected the Fund's performance this period?

The Shelton International Select Equity Fund – Institutional class (SISEX) returned 30.67% in 2025, underperforming the MSCI ACWI Ex USA Net Total Return Index return of 32.39% by -1.72%. Country allocation effects contributed positively to performance, led by an overweight to Japan and underweights to China, and Taiwan. Stock selection also added value driven by positions in Smiths Group, BNP Paribas, and Konica Minolta, though partially offset by overweight holdings in Henkel, Socionext, and AMS-Osram. At the industry level, an underweight position in Metals & Mining and an overweight position in Electronic Equipment and Communications Equipment were top contributors, however industry selection weighed down performance overall led by an underweight to Semiconductors & Semiconductor Equipment and Aerospace & Defense as well as an overweight to REITs. Additionally, style factor exposures detracted overall, primarily due to the fund's underweight to Size, partially offset by positive contributions from Value and Market Sensitivity factors.

Key Insights

Data Center & AI Infrastructure: Asia-Pacific technology companies benefited from the global AI infrastructure buildout in 2025 with the combined weights of Taiwan and South Korea increasing from about 8.5% to over 10.3% during the period. Memory chip makers SK Hynix and Samsung Electronics experienced increasing demand for high-bandwidth memory, with SK Hynix selling its entire 2026 chip lineup by October. TSMC raised its 2025 revenue growth guidance to approximately 30% driven by AI and high‑performance computing demand and began mass production of its 2-nanometer chips in the fourth quarter. Delta Electronics share price more than doubled as a provider of power and cooling solutions for AI servers.

Currency & Monetary Policy: The US dollar had its worst annual performance since 2017, with the Bloomberg US Dollar Spot Index declining approximately 8% in 2025, providing a tailwind for international markets broadly. Most major developed market currencies appreciated against the dollar ( Euro, Swiss Franc, Canadian Dollar, British Pound, and Australian Dollar ) with the Yen being a notable exception. In Japan, the Bank of Japan raised its benchmark interest rate twice during the period to 0.75% in December, the highest level in roughly 30 years, signaling a notable shift away from decades of loose monetary policy. The fund's overweight to Japan during the period contributed positively to country allocation, though yen weakness partially offset these gains on a currency adjusted basis.

Cumulative Performance

(based on a hypothetical $500,000 investment)

Shelton International Select Equity Fund - Institutional Class - $1,169,730
MSCI ACWI ex USA Index - $1,163,460
$1,200,000
$1,100,000
$1,000,000
$900,000
$800,000
$700,000
$600,000
$500,000
$400,000
7/18/2016
6/30/2017
6/30/2018
6/30/2019
6/30/2020
6/30/2021
6/30/2022
6/30/2023
6/30/2024
6/30/2025
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton International Select Equity Fund - Institutional Class	30.67%	5.77%	8.98%
MSCI ACWI ex USA Index	32.39%	7.90%	8.41%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton International Select Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Industrial
22.9%
Financial
17.3%
Basic Materials
13.7%
Consumer, Non-cyclical
11.2%
Consumer, Cyclical
10.7%
Technology
8.4%
Communications
8.0%
Energy
3.2%
Utilities
2.5%
Government
1.4%
Funds
0.7%

Top Ten Holdings	Percentage of Total Investments
Konica Minolta Inc	2.5%
Max Co Ltd	2.4%
De' Longhi SpA	2.4%
Asahi Intecc Co Ltd	2.2%
Keller Group PLC	2.1%
Nissan Chemical Corp	2.1%
Bezeq The Israeli Telecommunication Corp Ltd	2.0%
Renew Holdings PLC	1.9%
Charter Hall Group	1.9%
Gamma Communications PLC	1.9%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$37,656,055
Total Number of Portfolio Holdings	111
Total Advisory Fees Paid	$160,698
Portfolio Turnover Rate	186%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton International Select Equity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 Shelton International Select Equity Fund Investor Class Shares Ticker: SISLX

This annual shareholder report contains important information about the Shelton International Select Equity Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund - Investor Class	$126	1.24%

What affected the Fund's performance this period?

The Shelton International Select Equity Fund – Investor class (SISLX) returned 30.33% in 2025, underperforming the MSCI ACWI Ex USA Net Total Return Index return of 32.39% by -2.06%. Country allocation effects contributed positively to performance, led by an overweight to Japan and underweights to China, and Taiwan. Stock selection also added value driven by positions in Smiths Group, BNP Paribas, and Konica Minolta, though partially offset by overweight holdings in Henkel, Socionext, and AMS-Osram. At the industry level, an underweight position in Metals & Mining and an overweight position in Electronic Equipment and Communications Equipment were top contributors, however industry selection weighed down performance overall led by an underweight to Semiconductors & Semiconductor Equipment and Aerospace & Defense as well as an overweight to REITs. Additionally, style factor exposures detracted overall, primarily due to the fund's underweight to Size, partially offset by positive contributions from Value and Market Sensitivity factors.

Key Insights

Data Center & AI Infrastructure: Asia-Pacific technology companies benefited from the global AI infrastructure buildout in 2025 with the combined weights of Taiwan and South Korea increasing from about 8.5% to over 10.3% during the period. Memory chip makers SK Hynix and Samsung Electronics experienced increasing demand for high-bandwidth memory, with SK Hynix selling its entire 2026 chip lineup by October. TSMC raised its 2025 revenue growth guidance to approximately 30% driven by AI and high‑performance computing demand and began mass production of its 2-nanometer chips in the fourth quarter. Delta Electronics share price more than doubled as a provider of power and cooling solutions for AI servers.

Currency & Monetary Policy: The US dollar had its worst annual performance since 2017, with the Bloomberg US Dollar Spot Index declining approximately 8% in 2025, providing a tailwind for international markets broadly. Most major developed market currencies appreciated against the dollar ( Euro, Swiss Franc, Canadian Dollar, British Pound, and Australian Dollar ) with the Yen being a notable exception. In Japan, the Bank of Japan raised its benchmark interest rate twice during the period to 0.75% in December, the highest level in roughly 30 years, signaling a notable shift away from decades of loose monetary policy. The fund's overweight to Japan during the period contributed positively to country allocation, though yen weakness partially offset these gains on a currency adjusted basis.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton International Select Equity Fund - Investor Class - $22,016
MSCI ACWI ex USA Index - $21,956
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
7/18/2016
5/31/2017
4/30/2018
3/31/2019
2/29/2020
1/31/2021
12/31/2021
11/30/2022
10/31/2023
9/30/2024
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Shelton International Select Equity Fund - Investor Class	30.33%	5.51%	8.70%
MSCI ACWI ex USA Index	32.39%	7.90%	8.41%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton International Select Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
Konica Minolta Inc	2.5%
Max Co Ltd	2.4%
De' Longhi SpA	2.4%
Asahi Intecc Co Ltd	2.2%
Keller Group PLC	2.1%
Nissan Chemical Corp	2.1%
Bezeq The Israeli Telecommunication Corp Ltd	2.0%
Renew Holdings PLC	1.9%
Charter Hall Group	1.9%
Gamma Communications PLC	1.9%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$4,432,413
Total Number of Portfolio Holdings	111
Total Advisory Fees Paid	$17,764
Portfolio Turnover Rate	186%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Tactical Credit Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 Shelton Tactical Credit Fund Institutional Class Shares Ticker: DEBIX

This annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund - Institutional Class	$82	0.80%

What affected the Fund's performance this period?

For the fiscal year ended December 31, 2025, the Fund outperformed its benchmark index, generating a return of 8.55%, as compared to the 7.30% return for the US Aggregate Bond Index.

For the overall market, 10-year US Treasury rates began the year at 4.57%, quickly reached an interim high of 4.79% in mid-January, declined to 4.00% into April, spiked again to 4.60% in late May, declined steadily to 3.95% in October as the Federal Reserve continued cutting rates, and then rose again to 4.17% into year-end.

Bonds of lower-rated companies outperformed higher-quality more rate-sensitive bonds in a period of strong economic growth and a risk-on environment generally, but even investment grade bonds benefitted from Federal Reserve interest rate cuts.Longer duration high quality bonds underperformed modestly as the US Treasury curve steepened in Q4.

The Fund’s outperformance was generated by portfolio positioning that was shorter in duration and slightly more credit sensitive, and active trading around volatility. Strong underwriting and credit selection allowed the Fund to avoid any adverse credit events during the year.

In addition, the Fund realized event-driven gains in PetSmart, Sun Communities, Calpine, Acushnet, Digicel, Rivian, Guitar Center, Uniti Group, Bausch Health, Cinemark, and JBS Foods by mergers, acquisitions, refinancings, credit rating upgrades and other corporate events.

Portfolio hedges were a modest drag on performance.

Cumulative Performance

(based on a hypothetical $500,000 investment)

Shelton Tactical Credit Fund - Institutional Class - $732,502
Bloomberg U.S. Aggregate Bond Index - $609,965
$750,000
$700,000
$650,000
$600,000
$550,000
$500,000
$450,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Shelton Tactical Credit Fund - Institutional Class	8.55%.	3.83%	3.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Tactical Credit Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Consumer, Cyclical
29.8%
Consumer, Non-cyclical
26.2%
Financial
16.0%
Communications
9.6%
Government
9.6%
Utilities
5.5%
Energy
3.3%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	9.6%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc/ Canada's Wonderland Co	3.6%
Iron Mountain Inc	3.6%
Sirius XM Radio LLC	3.3%
Calpine Corp	3.2%
Mars Inc	3.2%
AMC Entertainment Holdings Inc	3.2%
Talos Production Inc	2.8%
1261229 BC Ltd	2.8%
American Homes 4 Rent LP	2.8%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$53,344,195
Total Number of Portfolio Holdings	50
Total Advisory Fees Paid	$179,279
Portfolio Turnover Rate	107%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Tactical Credit Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 Shelton Tactical Credit Fund Investor Class Shares Ticker: DEBTX

This annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund - Investor Class	$110	1.08%

What affected the Fund's performance this period?

For the fiscal year ended December 31, 2025, the Fund outperformed its benchmark index, generating a return of 8.21%, as compared to the 7.30% return for the US Aggregate Bond Index.

For the overall market, 10-year US Treasury rates began the year at 4.57%, quickly reached an interim high of 4.79% in mid-January, declined to 4.00% into April, spiked again to 4.60% in late May, declined steadily to 3.95% in October as the Federal Reserve continued cutting rates, and then rose again to 4.17% into year-end.

Bonds of lower-rated companies outperformed higher-quality more rate-sensitive bonds in a period of strong economic growth and a risk-on environment generally, but even investment grade bonds benefitted from Federal Reserve interest rate cuts.Longer duration high quality bonds underperformed modestly as the US Treasury curve steepened in Q4.

The Fund’s outperformance was generated by portfolio positioning that was shorter in duration and slightly more credit sensitive, and active trading around volatility. Strong underwriting and credit selection allowed the Fund to avoid any adverse credit events during the year.

In addition, the Fund realized event-driven gains in PetSmart, Sun Communities, Calpine, Acushnet, Digicel, Rivian, Guitar Center, Uniti Group, Bausch Health, Cinemark, and JBS Foods by mergers, acquisitions, refinancings, credit rating upgrades and other corporate events.

Portfolio hedges were a modest drag on performance.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Tactical Credit Fund - Investor Class - $14,290
Bloomberg U.S. Aggregate Bond Index - $12,199
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Shelton Tactical Credit Fund - Investor Class	8.21%	3.56%	3.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Tactical Credit Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	9.6%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc/ Canada's Wonderland Co	3.6%
Iron Mountain Inc	3.6%
Sirius XM Radio LLC	3.3%
Calpine Corp	3.2%
Mars Inc	3.2%
AMC Entertainment Holdings Inc	3.2%
Talos Production Inc	2.8%
1261229 BC Ltd	2.8%
American Homes 4 Rent LP	2.8%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$2,230,065
Total Number of Portfolio Holdings	50
Total Advisory Fees Paid	$9,415
Portfolio Turnover Rate	107%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Equity Premium Income ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2025 Shelton Equity Premium Income ETF Ticker: SEPI

This annual shareholder report contains important information about the Shelton Equity Premium Income ETF for the period September 8, 2025 to December 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Premium Income ETF - Investor Class	$55	0.54%

What affected the Fund's performance this period?

•      Performance from Key Holdings: Contributions from holdings such as Caterpillar Inc (CAT), Alphabet Inc (GOOGL), and Cardinal Health (CAH) enhanced the Fund’s total return during the fiscal year ended December 31, 2025. During the period, these names benefited from strong earnings and favorable sector tailwinds, helping the Fund perform in line with the CBOE S&P500 BuyWrite Monthly Index (BXM).

•    Use of Covered Call Strategy: The Fund’s active strategy of writing covered calls on individual large-cap equities like Walmart Inc (WMT) and Nvidia Corp (NVDA) generated premiums that supported cash flow and helped buffer volatility during periods of market rotation.

• Sector Weighting Adjustments: Strategic allocations to sectors such as technology, Industrials, and Health Care aligned well with broader market trends. These tilts provided exposure to momentum areas while avoiding over-concentration in underperforming sectors like Consumer Staples.

•      Market Dynamics and Economic Factors: The Fund navigated a complex backdrop of moderating inflation, interest rate pauses, and renewed AI enthusiasm. The Fund's focus on what we believe to be quality businesses with durable earnings supported the Fund’s resilient performance during macro uncertainty in the period.

•   Diversification Across Companies: A balanced portfolio of dividend-payers and growth leaders—such as Arista Networks (ANET), Newmont Corp (NEM), and Johnson & Johnson (JNJ)—reduced downside risk and contributed to overall gains during the fiscal year. This diversification helped offset weakness in holdings like Netflix (NFLX), Meta Platforms (META), and Fastenal Co (FAST).

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Equity Premium Income ETF - Investor Class - $10,741
S&P 500 Index - $10,601
CBOE S&P 500 BuyWrite Index - $10,795
$10,800
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
9/8/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025

Annual Performance

Annual Performance	Since Inception (9/8/25)
Shelton Equity Premium Income ETF - Investor Class	7.48%
S&P 500 Index	5.78%
CBOE S&P 500 Buy Write Index	7.83%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Equity Premium Income ETF Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Technology
30.8%
Communications
19.7%
Financial
15.3%
Consumer, Non-cyclical
12.6%
Industrial
7.7%
Consumer, Cyclical
6.8%
Energy
3.1%
Utilities
2.2%
Basic Materials
1.8%

Top Ten Holdings	Percentage of Total Investments
Apple Inc	5.5%
Caterpillar Inc	5.0%
Alphabet Inc - Class A	5.0%
NVIDIA Corp	4.2%
Microsoft Corp	4.2%
Broadcom Inc	4.2%
The Goldman Sachs Group Inc	3.8%
Amazon.com Inc	3.7%
Meta Platforms Inc	3.7%
Johnson & Johnson	3.5%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$57,234,412
Total Number of Portfolio Holdings	40
Total Advisory Fees Paid	$59,123
Portfolio Turnover Rate	14%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

ICON Consumer Select Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Consumer Select Fund Institutional Class Shares Ticker: ICFSX

This annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund - Institutional Class	$150	1.47%

What affected the Fund's performance this period?

During 2025, the ICON Consumer Select Fund underperformed the S&P 1500 Financials by 8.39%, as the portfolio delivered a total return of 5.95% versus the benchmark’s 14.34%. The underperformance was primarily attributable to adverse stock selection of -3.42% and unfavorable sector allocation of -2.76%. The Financials sector detracted by -2.72%, with Diversified Banks within Financials further reducing returns by -3.96%. Conversely, unassigned exposures contributed positively by 33 basis points.

The Fund’s largest detractor to performance versus the S&P 1500 Financials Index was Deckers Outdoor Corporation, a designer and marketer of premium footwear and apparel, with an average weight of 1.93% in the Fund throughout the period. The security's return of -59.88% significantly lagged the overall benchmark's return of 14.34%, thereby detracting -2.58% from the Fund's relative performance.

Cumulative Performance

(based on a hypothetical $500,000 investment)

ICON Consumer Select Fund - Institutional Class - $1,102,178
S&P 1500 Index - $1,930,045
S&P 1500 Financials Index - $1,684,646
2,000,000
1,750,000
1,500,000
1,250,000
1,000,000
750,000
500,000
250,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Consumer Select Fund - Institutional Class	5.95%	9.09%	8.23%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Financials Index	14.34%	14.90%	12.90%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Consumer Select Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Financial
67.7%
Consumer, Cyclical
15.6%
Consumer, Non-cyclical
12.5%
Communications
3.6%
Funds
0.6%

Top Ten Holdings	Percentage of Total Investments
American Express Co	7.0%
Equitable Holdings Inc	6.4%
RenaissanceRe Holdings Ltd	6.3%
Visa Inc	6.1%
Coca-Cola Europacific Partners PLC	5.9%
LPL Financial Holdings Inc	5.8%
The Hartford Insurance Group Inc	5.7%
Gildan Activewear Inc	5.1%
Huntington Bancshares Inc	5.1%
Arch Capital Group Ltd	5.0%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$27,555,311
Total Number of Portfolio Holdings	25
Total Advisory Fees Paid	$295,750
Portfolio Turnover Rate	28%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Consumer Select Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Consumer Select Fund Investor Class Shares Ticker: ICFAX

This annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund - Investor Class	$175	1.72%

What affected the Fund's performance this period?

During 2025, the ICON Consumer Select Fund underperformed the S&P 1500 Financials by 8.60%, as the portfolio delivered a total return of 5.74% versus the benchmark’s 14.34%. The underperformance was primarily attributable to adverse stock selection of -3.42% and unfavorable sector allocation of -2.76%. The Financials sector detracted by -2.72%, with Diversified Banks within Financials further reducing returns by -3.96%. Conversely, unassigned exposures contributed positively by 33 basis points.

The Fund’s largest detractor to performance versus the S&P 1500 Financials Index was Deckers Outdoor Corporation, a designer and marketer of premium footwear and apparel, with an average weight of 1.93% in the Fund throughout the period. The security's return of -59.88% significantly lagged the overall benchmark's return of 14.34%, thereby detracting -2.58% from the Fund's relative performance.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Consumer Select Fund - Investor Class - $21,439
S&P 1500 Index - $38,601
S&P 1500 Financials Index - $33,693
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Consumer Select Fund - Investor Class	5.74%	8.81%	7.92%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Financials Index	14.34%	14.90%	12.90%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Consumer Select Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
American Express Co	7.0%
Equitable Holdings Inc	6.4%
RenaissanceRe Holdings Ltd	6.3%
Visa Inc	6.1%
Coca-Cola Europacific Partners PLC	5.9%
LPL Financial Holdings Inc	5.8%
The Hartford Insurance Group Inc	5.7%
Gildan Activewear Inc	5.1%
Huntington Bancshares Inc	5.1%
Arch Capital Group Ltd	5.0%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$1,449,395
Total Number of Portfolio Holdings	25
Total Advisory Fees Paid	$15,815
Portfolio Turnover Rate	28%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Equity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Equity Fund Institutional Class Shares Ticker: IOLZX

This annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund - Institutional Class	$117	1.15%

What affected the Fund's performance this period?

During 2025, the ICON Equity Fund underperformed the S&P Composite 1500 Index by 1.18%, as the portfolio delivered a total return of 15.84% versus the benchmark’s 17.02%. The Consumer Discretionary sector added 2.03% to relative performance, with Broadline Retail within this sector contributing 45 basis points. Conversely, Industrials detracted -1.46%, primarily due to underperformance in Construction Machinery & Heavy Transportation Equipment, which subtracted -1.35%.

Seagate Technology Holdings PLC, a leading data storage solutions provider, was maintained in the portfolio throughout the period with an average overweight of 3.65%. The security delivered a return of 225.15%, substantially outpacing the benchmark's 17.02% and thereby contributed 5.34% to the fund's excess return.

Century Aluminum Company, an integrated primary aluminum producer, was maintained in the portfolio throughout the period with an average overweight of 1.67%. The security delivered a return of 115.04% compared to the benchmark's 17.02%, thereby contributing 2.31% to the fund's relative outperformance.

Cumulative Performance

(based on a hypothetical $500,000 investment)

ICON Equity Fund - Institutional Class - $1,330,977
S&P 1500 Index - $1,930,045
2,000,000
1,750,000
1,500,000
1,250,000
1,000,000
750,000
500,000
250,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Equity Fund - Institutional Class	15.84%	7.23%	10.29%
S&P 1500 Index	17.02%	13.95%	14.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Financial
30.6%
Basic Materials
13.0%
Consumer, Cyclical
12.4%
Technology
11.1%
Industrial
9.6%
Communications
7.8%
Consumer, Non-cyclical
6.7%
Energy
4.7%
Utilities
2.9%
Funds
1.2%

Top Ten Holdings	Percentage of Total Investments
Seagate Technology Holdings PLC	7.3%
Armstrong World Industries Inc	5.1%
LPL Financial Holdings Inc	4.9%
Kaiser Aluminum Corp	4.9%
Horace Mann Educators Corp	4.6%
JPMorgan Chase & Co	4.5%
Lincoln National Corp	4.3%
Truist Financial Corp	3.9%
Century Aluminum Co	3.9%
Delta Air Lines Inc	3.8%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$33,076,799
Total Number of Portfolio Holdings	36
Total Advisory Fees Paid	$250,219
Portfolio Turnover Rate	23%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Equity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Equity Fund Investor Class Shares Ticker: ISTAX

This annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund - Investor Class	$143	1.40%

What affected the Fund's performance this period?

During 2025, the ICON Equity Fund underperformed the S&P Composite 1500 Index by 1.46%, as the portfolio delivered a total return of 15.56% versus the benchmark’s 17.02%. The Consumer Discretionary sector added 2.03% to relative performance, with Broadline Retail within this sector contributing 45 basis points. Conversely, Industrials detracted -1.46%, primarily due to underperformance in Construction Machinery & Heavy Transportation Equipment, which subtracted -1.35%.

Seagate Technology Holdings PLC, a leading data storage solutions provider, was maintained in the portfolio throughout the period with an average overweight of 3.65%. The security delivered a return of 225.15%, substantially outpacing the benchmark's 17.02% and thereby contributed 5.34% to the fund's excess return.

Century Aluminum Company, an integrated primary aluminum producer, was maintained in the portfolio throughout the period with an average overweight of 1.67%. The security delivered a return of 115.04% compared to the benchmark's 17.02%, thereby contributing 2.31% to the fund's relative outperformance.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Equity Fund - Investor Class - $25,926
S&P 1500 Index - $38,601
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Equity Fund - Investor Class	15.56%	6.97%	10.00%
S&P 1500 Index	17.02%	13.95%	14.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
Seagate Technology Holdings PLC	7.3%
Armstrong World Industries Inc	5.1%
LPL Financial Holdings Inc	4.9%
Kaiser Aluminum Corp	4.9%
Horace Mann Educators Corp	4.6%
JPMorgan Chase & Co	4.5%
Lincoln National Corp	4.3%
Truist Financial Corp	3.9%
Century Aluminum Co	3.9%
Delta Air Lines Inc	3.8%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$15,849,461
Total Number of Portfolio Holdings	36
Total Advisory Fees Paid	$110,652
Portfolio Turnover Rate	23%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Equity Income Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Equity Income Fund Institutional Class Shares Ticker: IOEZX

This annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund - Institutional Class	$123	1.21%

What affected the Fund's performance this period?

During 2025, ICON Equity Income Fund underperformed the S&P Composite 1500 by delivering a portfolio total return of 14.41% versus the benchmark’s 17.02%, resulting in a total effect of -2.61%. Financials contributed significantly to relative performance with a total effect of 4.98%, particularly within Diversified Banks at 3.38%. Conversely, Industrials detracted from performance with a total effect of -2.48%, notably within Construction Machinery & Heavy Transportation Equipment at -1.68%.

With respect to the fund's fixed income investments, portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. As the year progressed, we reduced the fixed income allocation shifting assets to equities.

We were able to sustain a high dividend yield due to past purchases of airline equipment trust bonds as well as the floating rate securities.  These experienced gradual reductions throughout the year due to sinking funds on the airline issues and calls on the fixed to float issues.  We eliminated our closed end bond funds as we reallocated to equities.

We believe that the funds event driven, value-oriented fixed income strategy continues to be successful.

Cumulative Performance

(based on a hypothetical $500,000 investment)

ICON Equity Income Fund - Institutional Class - $1,091,030
S&P 1500 Index - $1,930,045
2,000,000
1,750,000
1,500,000
1,250,000
1,000,000
750,000
500,000
250,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance
Annual Performance	1 Year	5 Year	10 Year
Icon Equity Income Fund - Institutional Class	14.41%	6.44%	8.12%
S&P 1500 Index	17.02%	13.95%	14.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Equity Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Financial
31.7%
Utilities
25.0%
Consumer, Non-cyclical
13.7%
Communications
8.9%
Industrial
7.6%
Basic Materials
4.5%
Energy
4.4%
Consumer, Cyclical
2.5%
Funds
1.3%
Asset Backed Securities
0.4%

Top Ten Holdings	Percentage of Total Investments
ING Groep NV	6.3%
Evergy Inc	5.6%
KeyCorp	5.3%
National Fuel Gas Co	5.1%
DTE Energy Co	5.0%
The Western Union Co	4.9%
The AES Corp	4.7%
Horace Mann Educators Corp	4.7%
Portland General Electric Co	4.6%
OneMain Holdings Inc	4.5%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$29,328,754
Total Number of Portfolio Holdings	32
Total Advisory Fees Paid	$225,419
Portfolio Turnover Rate	26%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Equity Income Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Equity Income Fund Investor Class Shares Ticker: IEQAX

This annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund - Investor Class	$149	1.46%

What affected the Fund's performance this period?

During 2025, ICON Equity Income Fund underperformed the S&P Composite 1500 by delivering a portfolio total return of 14.13% versus the benchmark’s 17.02%, resulting in a total effect of -2.89%. Financials contributed significantly to relative performance with a total effect of 4.98%, particularly within Diversified Banks at 3.38%. Conversely, Industrials detracted from performance with a total effect of -2.48%, notably within Construction Machinery & Heavy Transportation Equipment at -1.68%.

With respect to the fund's fixed income investments, portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. As the year progressed, we reduced the fixed income allocation shifting assets to equities.

We were able to sustain a high dividend yield due to past purchases of airline equipment trust bonds as well as the floating rate securities.  These experienced gradual reductions throughout the year due to sinking funds on the airline issues and calls on the fixed to float issues.  We eliminated our closed end bond funds as we reallocated to equities.

We believe that the funds event driven, value-oriented fixed income strategy continues to be successful.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Equity Income Fund - Investor Class - $21,289
S&P 1500 Index - $38,601
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Equity Income Fund - Investor Class	14.13%	6.18%	7.85%
S&P 1500 Index	17.02%	13.95%	14.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Equity Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
ING Groep NV	6.3%
Evergy Inc	5.6%
KeyCorp	5.3%
National Fuel Gas Co	5.1%
DTE Energy Co	5.0%
The Western Union Co	4.9%
The AES Corp	4.7%
Horace Mann Educators Corp	4.7%
Portland General Electric Co	4.6%
OneMain Holdings Inc	4.5%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$11,846,908
Total Number of Portfolio Holdings	32
Total Advisory Fees Paid	$89,559
Portfolio Turnover Rate	26%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Flexible Bond Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Flexible Bond Fund Institutional Class Shares Ticker: IOBZX

This annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund - Institutional Class	$78	0.76%

What affected the Fund's performance this period?

2025 was largely a transition year from restrictive to neutral Federal Reserve policy. After peaking the federal funds rate in 2024, the Fed:

•    Began gradual rate cuts in mid-to-late 2025 as inflation trended closer to target.

•  Emphasized “data dependence,” keeping policy tighter than prior easing cycles.

•  The yield curve began the year inverted.

•  As rate cuts approached, the curve partially re-steepened, driven mostly by declining short-term yields.

•  US Treasury 10-year yield generally ranged between ~3.75%–4.50% during the year.

Corporate bond yield spreads (the yield in excess of comparable US Treasuries) continued to be narrower during the fiscal year than we found attractive generally tightening even further than in 2024.

Total returns for the fund was 5.69% for the year ending December 31, 2025 compared to 7.31% for the Bloomberg US Universal Index ex MBS. The fund’s relative performance was hurt by several specific credit problems.

The fund’s portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities, which experienced high-interest rate resets as they moved to floating rate status pricing against high short-term rates. As the year went on, we saw many of these bonds retired by the issuers. The fund ended the year with a lower exposure to this sector.

In addition, we continued to capture higher yields with airline enhanced equipment trust certificates (EETCs). That sector experienced natural decline as their sinking funds and maturities reduced the fund’s exposure from previous levels. We found what we believe to be attractive opportunities in select commercial mortgage-backed securities and asset backed securities.

We continued our use of high yielding closed end bond funds, and our preferred stock strategy involving dividend capture.

Cumulative Performance

(based on a hypothetical $500,000 investment)

ICON Flexible Bond Fund - Institutional Class - $775,243
Bloomberg U.S. Aggregate Bond Index - $572,348
Bloomberg U.S. Universal Index ex MBS - $652,303
800,000
750,000
700,000
650,000
600,000
550,000
500,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Flexible Bond Fund - Institutional Class	5.69%	4.22%	4.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Index ex MBS	7.31%	0.02%	2.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Flexible Bond Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Financial
40.6%
Mortgage Securities
17.4%
Consumer, Cyclical
8.8%
Energy
8.8%
Asset Backed Securities
6.7%
Consumer, Non-cyclical
3.8%
Utilities
3.7%
Industrial
2.3%
Government
2.2%
Communications
1.9%
Funds
1.9%
Basic Materials
1.1%
Technology
0.8%

Top Ten Holdings	Percentage of Total Investments
Nuveen Floating Rate Income Fund	3.1%
STWD 2021-FL2 Ltd	2.9%
UMH Properties Inc	2.7%
The PNC Financial Services Group Inc	2.7%
BXMT 2021-FL4 Ltd	2.2%
Flexential Issuer 2021-1	2.1%
JPMorgan Chase & Co	1.8%
Farm Credit Bank of Texas	1.7%
Fifth Third Bancorp	1.6%
Summit Midstream Holdings LLC	1.6%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$409,687,974
Total Number of Portfolio Holdings	146
Total Advisory Fees Paid	$1,903,941
Portfolio Turnover Rate	158%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Flexible Bond Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Flexible Bond Fund Investor Class Shares Ticker: IOBAX

This annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund - Investor Class	$103	1.01%

What affected the Fund's performance this period?

2025 was largely a transition year from restrictive to neutral Federal Reserve policy. After peaking the federal funds rate in 2024, the Fed:

•     Began gradual rate cuts in mid-to-late 2025 as inflation trended closer to target.

•   Emphasized “data dependence,” keeping policy tighter than prior easing cycles.

•   The yield curve began the year inverted.

•  As rate cuts approached, the curve partially re-steepened, driven mostly by declining short-term yields.

•   US Treasury 10-year yield generally ranged between ~3.75%–4.50% during the year.

Corporate bond yield spreads (the yield in excess of comparable US Treasuries) continued to be narrower during the fiscal year than we found attractive generally tightening even further than in 2024.

Total returns for the fund was 5.47% for the year ending December 31, 2025 compared to 7.31% for the Bloomberg US Universal Index ex MBS. The fund’s relative performance was hurt by several specific credit problems.

The fund’s portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities, which experienced high-interest rate resets as they moved to floating rate status pricing against high short-term rates. As the year went on, we saw many of these bonds retired by the issuers. The fund ended the year with a lower exposure to this sector.

In addition, we continued to capture higher yields with airline enhanced equipment trust certificates (EETCs). That sector experienced natural decline as their sinking funds and maturities reduced the fund’s exposure from previous levels. We found what we believe to be attractive opportunities in select commercial mortgage-backed securities and asset backed securities.

We continued our use of high yielding closed end bond funds, and our preferred stock strategy involving dividend capture.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Flexible Bond Fund - Investor Class - $15,133
Bloomberg US Aggregate Bond Index - $11,447
Bloomberg US Universal Index ex MBS - $13,046
16,000
15,000
14,000
13,000
12,000
11,000
10,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Flexible Bond Fund - Investor Class	5.47%	4.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Index ex MBS	7.31%	0.02%	2.68%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Flexible Bond Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
Nuveen Floating Rate Income Fund	3.1%
STWD 2021-FL2 Ltd	2.9%
UMH Properties Inc	2.7%
The PNC Financial Services Group Inc	2.7%
BXMT 2021-FL4 Ltd	2.2%
Flexential Issuer 2021-1	2.1%
JPMorgan Chase & Co	1.8%
Farm Credit Bank of Texas	1.7%
Fifth Third Bancorp	1.6%
Summit Midstream Holdings LLC	1.6%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$30,027,382
Total Number of Portfolio Holdings	146
Total Advisory Fees Paid	$141,008
Portfolio Turnover Rate	158%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Health and Information Technology Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Health and Information Technology Fund Institutional Class Shares Ticker: ICTEX

This annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund, Institutional Class	$132	1.30%

What affected the Fund's performance this period?

The ICON Health & Technology Fund underperformed the S&P Composite 1500 Information Technology Index during 2025, as evidenced by a portfolio total return of 17.30% versus the benchmark’s 23.81%, resulting in a total effect of -6.51%. The Information Technology sector detracted 4.14%, with Semiconductors specifically reducing performance by 6.24%. Conversely, Communication Services contributed 1.93%, primarily driven by Interactive Media & Services at 1.93%.

The S&P Composite 1500 Information Technology Index delivered a robust return of 23.81% for the period. Because the ICON Health & Information Technology Fund held an average of 14.16% of its holdings in the Health Care sector, those holdings underperformed and only contributed 0.83% to overall fund performance.

Cumulative Performance

(based on a hypothetical $500,000 investment)

ICON Health and Information Technology Fund - Institutional Class - $1,824,347
S&P 1500 Index - $1,930,045
S&P 1500 Information Technology Index - $4,260,756
4,500,000
4,000,000
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Health and Information Technology Fund Institutional Class	17.30%	7.38%	13.82%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Information Technology Index	23.81%	20.48%	23.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Health and Information Technology Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Technology
46.2%
Communications
28.2%
Industrial
14.3%
Consumer, Non-cyclical
9.9%
Funds
1.4%

Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	6.5%
Cisco Systems Inc	6.5%
Arista Networks Inc	5.9%
Meta Platforms Inc	5.1%
Alphabet Inc - Class C	5.1%
HCA Healthcare Inc	5.0%
Encompass Health Corp	4.9%
Seagate Technology Holdings PLC	4.5%
Teradyne Inc	4.5%
TD SYNNEX Corp	3.9%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$76,373,412
Total Number of Portfolio Holdings	27
Total Advisory Fees Paid	$758,637
Portfolio Turnover Rate	42%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Health and Information Technology Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Health and Information Technology Fund Investor Class Shares Ticker: ICTTX

This annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund - Investor Class	$159	1.56%

What affected the Fund's performance this period?

The ICON Health & Technology Fund underperformed the S&P Composite 1500 Information Technology Index during 2025, as evidenced by a portfolio total return of 17.06% versus the benchmark’s 23.81%, resulting in a total effect of -6.75%. The Information Technology sector detracted 4.14%, with Semiconductors specifically reducing performance by 6.24%. Conversely, Communication Services contributed 1.93%, primarily driven by Interactive Media & Services at 1.93%.

The S&P Composite 1500 Information Technology Index delivered a robust return of 23.81% for the period. Because the ICON Health & Information Technology Fund held an average of 14.16% of its holdings in the Health Care sector, those holdings underperformed and only contributed 0.83% to overall fund performance.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Health and Information Technology Fund - Investor Class - $35,508
S&P 1500 Index - $38,601
S&P 1500 Information Technology Index - $85,215
90,000
80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Health and Information Technology Fund - Investor Class	17.06%	7.11%	13.51%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Information Technology Index	23.81%	20.48%	23.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Health and Information Technology Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	6.5%
Cisco Systems Inc	6.5%
Arista Networks Inc	5.9%
Meta Platforms Inc	5.1%
Alphabet Inc - Class C	5.1%
HCA Healthcare Inc	5.0%
Encompass Health Corp	4.9%
Seagate Technology Holdings PLC	4.5%
Teradyne Inc	4.5%
TD SYNNEX Corp	3.9%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$1,164,894
Total Number of Portfolio Holdings	27
Total Advisory Fees Paid	$12,149
Portfolio Turnover Rate	42%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Natural Resources and Infrastructure Fund Institutional Class Shares Ticker: ICBMX

This annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund - Institutional Class	$133	1.31%

What affected the Fund's performance this period?

During 2025, the ICON Natural Resources Fund underperformed the S&P North American Natural Resources Sector Index, as evidenced by a portfolio total return of 15.89% versus the benchmark’s 21.11% return, resulting in a total eﬀect of -5.22%. Stock selection contributed positively to fund performance during the period with 35.74%. Industrials detracted from performance with a total eﬀect of -14.05%, particularly within Industrial Machinery & Supplies & Components, which contributed -8.12%. Conversely, Energy contributed positively with a total eﬀect of 12.19%, notably within Oil & Gas Equipment & Services, which added 6.76%.

Cumulative Performance

(based on a hypothetical $500,000 investment)

ICON Natural Resources and Infrastructure Fund - Institutional Class - $1,453,559
S&P 1500 Index - $1,930,045
S&P North American Natural Resources Sector Index - $1,268,411
2,000,000
1,750,000
1,500,000
1,250,000
1,000,000
750,000
500,000
250,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Natural Resources and Infrastructure Fund - Institutional Class	15.89%	13.57%	11.26%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P North American Natural Resources Sector Index	21.11%	20.54%	9.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Energy
27.0%
Basic Materials
24.6%
Industrial
16.1%
Consumer, Cyclical
8.4%
Utilities
8.2%
Funds
6.6%
Consumer, Non-cyclical
5.4%
Technology
2.0%
Financial
1.7%

Top Ten Holdings	Percentage of Total Investments
Century Aluminum Co	6.2%
Transocean Ltd	6.1%
HF Sinclair Corp	5.0%
TETRA Technologies Inc	5.0%
Carpenter Technology Corp	4.1%
Deluxe Corp	3.9%
Phillips 66	3.7%
Archrock Inc	3.6%
REV Group Inc	3.5%
CVR Energy Inc	3.5%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$116,032,580
Total Number of Portfolio Holdings	38
Total Advisory Fees Paid	$1,148,387
Portfolio Turnover Rate	154%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Natural Resources and Infrastructure Fund Investor Class Shares Ticker: ICBAX

This annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund - Investor Class	$159	1.56%

What affected the Fund's performance this period?

During 2025, the ICON Natural Resources Fund underperformed the S&P North American Natural Resources Sector Index, as evidenced by a portfolio total return of 15.64% versus the benchmark’s 21.11% return, resulting in a total eﬀect of -5.47%. Stock selection contributed positively to fund performance during the period with 35.74%. Industrials detracted from performance with a total eﬀect of -14.05%, particularly within Industrial Machinery & Supplies & Components, which contributed -8.12%. Conversely, Energy contributed positively with a total eﬀect of 12.19%, notably within Oil & Gas Equipment & Services, which added 6.76%.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Natural Resources and Infrastructure Fund - Investor Class - $28,359
S&P 1500 Index - $38,601
S&P North American Natural Resources Sector - $25,368
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Natural Resources and Infrastructure Fund - Investor Class	15.64%	13.30%	10.99%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P North American Natural Resources Sector Index	21.11%	20.54%	9.75%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
Century Aluminum Co	6.2%
Transocean Ltd	6.1%
HF Sinclair Corp	5.0%
TETRA Technologies Inc	5.0%
Carpenter Technology Corp	4.1%
Deluxe Corp	3.9%
Phillips 66	3.7%
Archrock Inc	3.6%
REV Group Inc	3.5%
CVR Energy Inc	3.5%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$5,162,798
Total Number of Portfolio Holdings	38
Total Advisory Fees Paid	$54,268
Portfolio Turnover Rate	154%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Utilities and Income Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Utilities and Income Fund Institutional Class Shares Ticker: ICTUX

This annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund - Institutional Class	$169	1.66%

What affected the Fund's performance this period?

During 2025, the ICON Utilities and Income Fund underperformed the S&P Composite 1500 Utilities Index by 0.83%, as the portfolio delivered a total return of 15.26% versus the benchmark’s 16.09%. The underperformance was primarily attributable to stock selection of 5.76%, which did not offset the negative sector allocation of -98 basis points. The Utilities sector contributed 4.76% to relative performance, with Gas Utilities specifically adding 2.35%. Conversely, Communication Services detracted -30 basis points, with the Alternative Carriers subindustry reducing performance by -1.66%.

The Fund’s largest contributors to performance were Vodaphone and Natural Fuel Gas Co. Vodafone Group Public Limited Company Sponsored ADR, a global telecommunications services provider, was held as an off-benchmark position throughout the period with an average overweight of 5.65%. The security delivered a return of 76.89%, substantially outpacing the overall benchmark's return of 16.09%, and consequently contributed 2.78% to the fund's relative performance.

National Fuel Gas Company, a diversified energy company, was held throughout the period with an average overweight of 5.29%. The security delivered a return of 35.31%, significantly outpacing the benchmark's 16.09% and thereby contributed 1.71% to the fund's relative performance.

Cumulative Performance

(based on a hypothetical $500,000 investment)

ICON Utilities and Income Fund - Institutional Class - $1,200,746
S&P 1500 Index - $1,930,045
S&P 1500 Utilities Index - $1,357,317
2,000,000
1,750,000
1,500,000
1,250,000
1,000,000
750,000
500,000
250,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Utilities and Income Fund - Institutional Class	15.26%	6.97%	9.16%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Utilities Index	16.09%	9.67%	10.49%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Utilities and Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown

Utilities
83.4%
Communications
12.9%
Consumer, Cyclical
3.1%
Funds
0.6%

Top Ten Holdings	Percentage of Total Investments
American Electric Power Co Inc	6.0%
Xcel Energy Inc	5.8%
Vodafone Group PLC	5.8%
Atmos Energy Corp	5.7%
Evergy Inc	5.5%
Ameren Corp	5.4%
National Fuel Gas Co	5.3%
NextEra Energy Inc	5.0%
DTE Energy Co	5.0%
Consolidated Edison Inc	5.0%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$18,199,052
Total Number of Portfolio Holdings	22
Total Advisory Fees Paid	$193,418
Portfolio Turnover Rate	19%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Utilities and Income Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2025 ICON Utilities and Income Fund Investor Class Shares Ticker: ICTVX

This annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund - Investor Class	$195	1.92%

What affected the Fund's performance this period?

During 2025, the ICON Utilities and Income Fund underperformed the S&P Composite 1500 Utilities Index by -1.18%, as the portfolio delivered a total return of 14.91% versus the benchmark’s 16.09%. The underperformance was primarily attributable to stock selection of 5.76%, which did not offset the negative sector allocation of -98 basis points. The Utilities sector contributed 4.76% to relative performance, with Gas Utilities specifically adding 2.35%. Conversely, Communication Services detracted -30 basis points, with the Alternative Carriers subindustry reducing performance by -1.66%.

The Fund’s largest contributors to performance were Vodaphone and Natural Fuel Gas Co. Vodafone Group Public Limited Company Sponsored ADR, a global telecommunications services provider, was held as an off-benchmark position throughout the period with an average overweight of 5.65%. The security delivered a return of 76.89%, substantially outpacing the overall benchmark's return of 16.09%, and consequently contributed 2.78% to the fund's relative performance.

National Fuel Gas Company, a diversified energy company, was held throughout the period with an average overweight of 5.29%. The security delivered a return of 35.31%, significantly outpacing the benchmark's 16.09% and thereby contributed 1.71% to the fund’s relative performance.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Utilities and Income Fund - Investor Class - $23,422
S&P 1500 Index - $38,601
S&P 1500 Utilities Index - $27,146
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

Annual Performance

Annual Performance	1 Year	5 Year	10 Year
Icon Utilities and Income Fund - Investor Class	14.91%	6.72%	8.88%
S&P 1500 Index	17.02%	13.95%	14.45%
S&P 1500 Utilities Index	16.09%	9.67%	10.49%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

ICON Utilities and Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2025)

Sector Breakdown
Top Ten Holdings	Percentage of Total Investments
American Electric Power Co Inc	6.0%
Xcel Energy Inc	5.8%
Vodafone Group PLC	5.8%
Atmos Energy Corp	5.7%
Evergy Inc	5.5%
Ameren Corp	5.4%
National Fuel Gas Co	5.3%
NextEra Energy Inc	5.0%
DTE Energy Co	5.0%
Consolidated Edison Inc	5.0%

Key Fund Statistics

(as of December 31, 2025)

Net Assets	$3,896,919
Total Number of Portfolio Holdings	22
Total Advisory Fees Paid	$40,086
Portfolio Turnover Rate	19%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

(b)	Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988

Item 3. Audit Committee Financial Expert.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $184,750 for the fiscal year ended December 31, 2025 and $152,450 for the fiscal year ended December 31, 2024.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c) Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $39,250 for the fiscal year ended December 31, 2025 and $33,575 for the fiscal year ended December 31, 2024.

(d) All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit-related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors; and

(iii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant.

(e)(2) All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $39,250 for the fiscal year ended December 31, 2025 and $33,575 for the fiscal year ended December 31, 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Certain series of the Registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Kevin Kogler, Marco Quazzo and Stephen Sutro.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and
Additional Information

December 31, 2025

Shelton Emerging Markets Fund

Shelton International Select Equity Fund

Shelton Tactical Credit Fund

Shelton Equity Premium Income ETF

1

Table of Contents	December 31, 2025

2

See accompanying notes to financial statements.

Shelton Emerging Markets FundPortfolio of Investments (Expressed in U.S. Dollars) 12/31/25

Security Description	Shares	Value
Common Stock (94.96%)

Brazil (3.83%)
Cosan SA*	319,100	$309,896
Motiva Infraestrutura de Mobilidade SA	129,600	356,294
Multiplan Empreendimentos Imobiliarios SA	40,700	202,460
Total Brazil		868,650

China (26.21%)
China International Capital Corp Ltd (144A)	69,600	175,012
CMOC Group Ltd	55,000	135,968
CSPC Pharmaceutical Group Ltd	154,000	166,808
Fufeng Group Ltd	165,000	167,062
Fuyao Glass Industry Group Co Ltd (144A)	54,800	473,171
Guotai Haitong Securities Co Ltd (144A)	240,200	513,564
Haier Smart Home Co Ltd	205,900	642,353
JD.com Inc	7,750	111,131
Luye Pharma Group Ltd (144A)*	288,000	101,394
NetEase Inc	6,800	187,503
Ping An Insurance Group Co of China Ltd	91,500	765,957
Qfin Holdings Inc	4,800	92,496
Tencent Holdings Ltd	21,500	1,654,756
Zijin Mining Group Co Ltd	166,748	764,030
Total China		5,951,205

Greece (3.33%)
GEK TERNA SA	17,300	516,642
LAMDA Development SA*	28,608	239,296
Total Greece		755,938

India (13.94%)
Dr Reddy’s Laboratories Ltd	50,600	710,424
HDFC Bank Ltd	24,990	913,135
ICICI Bank Ltd	15,723	468,545
Infosys Ltd	44,100	785,862
Wipro Ltd	100,900	286,556
Total India		3,164,522

Indonesia (0.53%)
Pakuwon Jati Tbk PT	5,988,800	121,073

Mexico (2.04%)
Promotora y Operadora de Infraestructura SAB de CV	31,225	463,511

Philippines (3.59%)
Ayala Land Inc	351,100	133,937
JG Summit Holdings Inc	615,100	247,190
SM Prime Holdings Inc	1,120,000	432,965
Total Philippines		814,092

South Africa (4.00%)
AVI Ltd	28,622	182,340
FirstRand Ltd	132,272	724,843
Total South Africa		907,183

See accompanying notes to financial statements.

3

Shelton Emerging Markets FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
South Korea (15.41%)
BNK Financial Group Inc	45,068	$495,548
Eo Technics Co Ltd*	558	105,158
Hansol Chemical Co Ltd	1,620	255,351
HD Hyundai Co Ltd	1,387	181,146
KB Financial Group Inc	1,551	134,004
LEENO Industrial Inc*	2,653	110,840
Samsung Electronics Co Ltd	20,256	1,682,725
Shinhan Financial Group Co Ltd	10,000	532,803
Total South Korea		3,497,575

Taiwan (21.08%)
Advanced Echem Materials Co Ltd	4,000	111,762
Airoha Technology Corp	21,000	296,053
Chroma ATE Inc	6,000	148,146
Delta Electronics Inc	8,700	266,920
Far EasTone Telecommunications Co Ltd	64,776	182,226
Realtek Semiconductor Corp	35,000	545,272
Taiwan Semiconductor Manufacturing Co Ltd	65,500	3,234,516
Total Taiwan		4,784,895

Turkey (1.01%)
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	84,016	228,802

Total Common Stock (Cost $15,868,379)		21,557,446

Preferred Stock (2.62%)

Brazil (2.62%)
Itau Unibanco Holding SA, (Cost $481,302)	82,936	593,933

United States Treasury Bills (2.64%)
United States Treasury Bill, 0.000%, 01/29/26(a) (Cost $598,336)	600,000	598,416

Total Investments (Cost $16,948,017) (100.22%)		$22,749,795
Liabilities in Excess of Other Assets (-0.22%)		(49,372)
Net Assets (100.00%)		$22,700,423

*Non-income producing security.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2025, these securities had a total aggregate market value of $1,263,141, which represented approximately 5.56% of net assets.

(a)A portion of these securities, a total of $99,736, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at December 31, 2025
Contracts - $50 times premium / delivery month / commitment / exchange	MSCI Emerging Markets Index Futures	Notional Amount	Value	Unrealized Appreciation
	8 / MAR 2026 / Long / ICE	550,975	564,560	13,585

4

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Continued)12/31/25

Shelton International Select Equity FundPortfolio of Investments (Expressed in U.S. Dollars) 12/31/25

Security Description	Shares	Value
Common Stock (97.87%)

Australia (9.40%)
AMP Ltd	381,600	$463,410
Charter Hall Group	47,567	776,015
Charter Hall Long Wale REIT	92,339	251,380
Helia Group Ltd	53,873	197,706
Lynas Rare Earths Ltd*	41,022	340,504
Perpetual Ltd	17,038	212,137
Perseus Mining Ltd	115,369	437,243
PEXA Group Ltd*	31,293	280,420
Qube Holdings Ltd	89,075	283,504
Resolute Mining Ltd*	871,561	712,392
Total Australia		3,954,711

Austria (3.38%)
ams-OSRAM AG*	33,300	329,982
BAWAG Group AG (144A)	3,968	601,353
EVN AG	7,894	251,788
Wienerberger AG	6,642	238,931
Total Austria		1,422,054

Belgium (1.51%)
Aedifica SA	7,998	634,240

Britain (12.84%)
Firstgroup PLC	92,924	238,752
Gamma Communications PLC	62,165	774,308
Genuit Group PLC	115,241	507,984
Inchcape PLC	18,499	191,765
Keller Group PLC	39,877	895,557
Man Group PLC	121,131	373,600
Ninety One PLC	43,477	126,710
Renew Holdings PLC	66,574	799,610
Rotork PLC	52,071	228,407
TP ICAP Group PLC	51,745	181,010
Trainline PLC (144A)*	248,024	736,887
Trustpilot Group PLC (144A)*	44,044	97,608
Zigup PLC	48,679	251,653
Total Britain		5,403,851

Canada (10.84%)
Altus Group Ltd	9,500	392,508
Bausch Health Cos Inc*	43,141	299,536
Capital Power Corp	4,900	209,020
DPM Metals Inc	14,140	437,004
Finning International Inc	2,058	111,509
Kinaxis Inc*	2,100	264,808
Lightspeed Commerce Inc*	9,300	112,204
NexGen Energy Ltd*	27,000	248,446
Pet Valu Holdings Ltd	22,708	461,416
PrairieSky Royalty Ltd	36,400	716,825
RioCan Real Estate Investment Trust	37,200	506,816
Superior Plus Corp	106,600	546,758
Vermilion Energy Inc	30,800	256,261
Total Canada		4,563,111

See accompanying notes to financial statements.

5

Shelton International Select Equity FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Denmark (1.77%)
AL Sydbank	3,535	$317,048
Dfds A/S*	7,468	112,396
H Lundbeck A/S	46,219	313,880
Total Denmark		743,324

France (1.35%)
Carmila SA	12,308	245,813
Louis Hachette Group	89,380	164,122
Wendel SE	1,653	159,629
Total France		569,564

Germany (2.32%)
Cewe Stiftung & Co KGAA	1,419	173,041
MBB SE	2,699	654,774
Puma SE	5,705	149,461
Total Germany		977,276

Hong Kong (1.00%)
Melco International Development Ltd*	476,000	266,051
The United Laboratories International Holdings Ltd	104,000	154,876
Total Hong Kong		420,927

Israel (3.07%)
Bezeq The Israeli Telecommunication Corp Ltd	374,219	833,803
Radware Ltd*	12,600	303,534
Riskified Ltd*	31,400	156,058
Total Israel		1,293,395

Italy (5.14%)
Azimut Holding SpA	15,587	654,464
De’ Longhi SpA	23,006	986,512
Iren SpA	97,536	292,883
Tamburi Investment Partners SpA	21,180	228,670
Total Italy		2,162,529

Japan (35.92%)
Aica Kogyo Co Ltd	23,800	534,565
Amada Co Ltd	55,500	656,239
Amano Corp	8,000	215,133
Anritsu Corp	31,800	455,695
Asahi Intecc Co Ltd	49,000	918,971
Daicel Corp	23,700	211,687
Fuji Corp/Aichi	23,800	553,255
Fuso Chemical Co Ltd	16,100	654,777
The Gunma Bank Ltd	12,500	137,866
Hirose Electric Co Ltd	1,300	143,546
Kanamoto Co Ltd	7,900	197,463
Kansai Paint Co Ltd	15,800	249,666
Kissei Pharmaceutical Co Ltd	7,900	234,535
Kitz Corp	36,600	406,358
Konica Minolta Inc	239,300	1,039,064
Life Corp	23,900	390,020
Max Co Ltd	22,800	1,005,867
Meidensha Corp	15,900	565,432
Mitsubishi Gas Chemical Co Inc	23,800	431,466
Miura Co Ltd	7,900	153,280
Morinaga & Co Ltd	15,900	270,027

6

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Nifco Inc	7,900	$244,320
Nippon Gas Co Ltd	16,000	303,443
Nippon Kayaku Co Ltd	23,800	255,506
Nissan Chemical Corp	25,100	859,428
Okamura Corp	15,900	232,771
Resorttrust Inc	31,800	398,442
Seino Holdings Co Ltd	15,900	239,166
Socionext Inc	40,100	560,554
Sumitomo Bakelite Co Ltd	11,000	362,596
Sumitomo Pharma Co Ltd*	45,000	665,969
Tokyo Ohka Kogyo Co Ltd	15,900	589,186
Tokyotokeiba Co Ltd	7,900	286,486
Toshiba TEC Corp	7,900	138,199
Wacoal Holdings Corp	7,900	222,834
Yamazaki Baking Co Ltd	15,900	334,285
Total Japan		15,118,097

Luxembourg (0.47%)
Aroundtown SA*	63,933	198,889

Norway (1.20%)
DOF Group ASA	22,660	214,131
Storebrand ASA	17,023	291,665
Total Norway		505,796

South Africa (0.44%)
Investec PLC	25,121	186,758

South Korea (0.73%)
Woori Credit Suisse Power Stock Index-Linked Derivatives Investment Trust	15,900	305,658

Spain (1.28%)
Enagas SA	20,159	311,432
Sacyr SA	50,075	227,432
Total Spain		538,864

Sweden (3.63%)
Alleima AB	38,691	343,975
Elekta AB	38,577	237,789
Nordnet AB publ	6,880	201,916
Telefonaktiebolaget LM Ericsson	77,200	744,980
Total Sweden		1,528,660

Switzerland (0.76%)
dormakaba Holding AG	3,913	318,106

United States (0.82%)
Diversified Energy Co	10,622	153,925
Reliance Worldwide Corp Ltd	74,258	191,256
Total United States		345,181

Total Common Stock (Cost $39,829,875)		41,190,991

See accompanying notes to financial statements.

7

Shelton International Select Equity FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
United States Treasury Bills (1.42%)
United States Treasury Bill, 0.000%, 01/29/26(a) (Cost $598,336)	600,000	$598,416

Total Investments (Cost $40,428,211) (99.29%)		$41,789,407
Other Net Assets (0.71%)		299,061
Net Assets (100.00%)		$42,088,468

*Non-income producing security.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2025, these securities had a total aggregate market value of $1,435,848 which represented approximately 3.41% of net assets.

(a)A portion of these securities, a total of $99,736, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at December 31, 2025
Contracts - $50 times premium / delivery month / commitment / exchange	MSCI EAFE Index Futures	Notional Amount	Value	Unrealized Appreciation
	6 / MAR 2026 / Long / ICE	864,490	870,630	6,140

8

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Continued)12/31/25

Shelton Tactical Credit FundPortfolio of Investments (Expressed in U.S. Dollars) 12/31/25

Security Description	Shares	Value
Common Stock (1.35%)

Consumer, Non-cyclical (1.35%)
Pyxus International Inc*,#	216,937	$763,618

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Total Common Stock (Cost $2,390,267)		763,618

Corporate Debt (83.32%)	Par Value	Value
Communications (7.67%)
Gray Media Inc, 7.250%, 0815/2033 (144A)	1,250,000	1,278,036
Sirius XM Radio LLC, 3.875%, 09/01/2031 (144A)	2,000,000	1,841,867
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 6.500%, 02/15/2029 (144A)	500,000	480,158
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 8.625%, 06/15/2032 (144A)	750,000	738,781
Total Communications		4,338,842

Consumer, Cyclical (28.35%)
Acushnet Co, 5.625%, 12/01/2033 (144A)	1,500,000	1,516,854
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 07/15/2026 (144A)	1,000,000	1,027,701
AMC Entertainment Holdings Inc, 7.500%, 02/15/2029 (144A)	2,000,000	1,749,880
AS Mileage Plan IP Ltd, 5.308%, 10/20/2031 (144A)	1,250,000	1,261,268
Cinemark USA Inc, 5.250%, 07/15/2028 (144A)	1,500,000	1,499,834
Cummins Inc, 5.300%, 05/09/2035	1,250,000	1,296,212
Grupo Aeromexico SAB de CV, 8.625%, 11/15/2031 (144A)	750,000	765,698
Guitar Center Inc, 8.500%, 01/15/2029 (144A)	1,837,500	1,497,563
PetSmart Inc / PetSmart Finance Corp, 7.500%, 09/15/2032 (144A)	1,000,000	1,017,684
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.000%, 01/15/2031 (144A)	1,250,000	1,228,824
Six Flags Entertainment Corp /Six Flags Theme Parks Inc / Canada’s Wonderland Co, 6.625%, 05/01/2032 (144A)	2,000,000	2,016,828
WMG Acquisition Corp, 3.000%, 02/15/2031 (144A)(b)	1,250,000	1,163,994
Total Consumer, Cyclical		16,042,340

Consumer, Non-cyclical (23.08%)
1261229 BC Ltd, 10.000%, 04/15/2032 (144A)	1,500,000	1,560,025
The GEO Group Inc, 10.250%, 04/15/2031	1,250,000	1,368,354
JBS USA Holding Lux Sarl / JBS USA Food Co / JBS Lux Co Sarl, 5.750%, 04/01/2033	1,250,000	1,305,891
Kraft Heinz Foods Co, 4.375%, 06/01/2046(b)	1,750,000	1,445,709
The Kroger Co, 5.000%, 09/15/2034	1,250,000	1,256,905
Mars Inc, 5.650%, 05/01/2045 (144A)	1,750,000	1,764,026
Primo Water Holdings Inc / Triton Water Holdings Inc, 6.250%, 04/01/2029 (144A)	750,000	753,625
Roche Holdings Inc, 5.593%, 11/13/2033 (144A)	1,000,000	1,069,109
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)(b)	1,000,000	1,027,363
Viking Baked Goods Acquisition Corp, 8.625%, 11/01/2031 (144A)	1,500,000	1,504,818
Total Consumer, Non-cyclical		13,055,825

Energy (3.23%)
Talos Production Inc, 9.375%, 02/01/2031 (144A)	1,500,000	1,564,511
Transocean Inc, 7.875%, 10/15/2032 (144A)	250,000	261,100
Total Energy		1,825,611

See accompanying notes to financial statements.

9

Shelton Tactical Credit FundPortfolio of Investments (Continued)12/31/25

Security Description	Par Value	Value
Financial (15.64%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041(b)	1,500,000	$1,225,777
American Homes 4 Rent LP, 5.500%, 02/01/2034	1,500,000	1,548,891
First Industrial LP, 5.250%, 01/15/2031	1,250,000	1,275,853
Iron Mountain Inc, 6.250%, 01/15/2033 (144A)(b)	2,000,000	2,016,732
JPMorgan Chase & Co, 3.882%, 07/24/2038(c)	1,250,000	1,122,201
Visa Inc, 2.700%, 04/15/2040	500,000	385,161
Welltower OP LLC, 5.125%, 07/01/2035	1,250,000	1,275,729
Total Financial		8,850,344

Industrial (0.00%)
Eletson Holdings Inc*,(a)	548,153	—

Utilities (5.35%)
Calpine Corp, 5.000%, 02/01/2031 (144A)	1,750,000	1,777,297
EUSHI Finance Inc, 6.250%, 04/01/2056(c)	1,250,000	1,247,362
Total Utilities		3,024,659

Total Corporate Debt (Cost $46,180,706)		47,137,621

Municipal Bonds (0.05%)

Development (0.05%)
California Pollution Control Financing Authority, 7.500%, 07/01/2032 (144A)(d)	250,000	2,813
California Pollution Control Financing Authority, 8.000%, 07/01/2039 (144A)(d)	2,050,000	23,063
Total Development		25,876

Total Municipal Debt (Cost $2,280,483)		25,876

United States Treasury Bills (9.41%)
United States Treasury Bill, 0.000%, 05/28/26 (Cost $5,320,422)	5,400,000	5,323,267

Term Loans (3.91%)
PetSmart LLC, TSFR1M (floor 0.000%) + 4.000%, 08/18/2032(c)	500,000	497,345
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000% 12/27/2027(c)	442,113	417,797
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027(c)	294,742	294,497
Windstream Services LLC, TSFR1M (floor 0.000%) + 4.000%, 10/06/2032(c)	1,000,000	1,002,500
Total Term Loans (Cost $2,218,738)		2,212,139

Purchased Options - Puts (0.03%)	Contracts	Value
iShares iBoxx $ High Yield Corporate Bond ETF	900	2,700
Notional amount $7,020,000 premiums paid $26,802, exercise price $78.00, expires 01/16/2026
iShares iBoxx $ High Yield Corporate Bond ETF	650	14,950
Notional amount $5,135,000 premiums paid $19,500, exercise price $79.00, expires 02/20/2026
Total Options (Cost $63,952)		17,650

Total Investments (Cost $58,454,568) (98.07%)		55,480,171
Other Net Assets (1.93%)		1,094,089
Net Assets (100.00%)		$56,574,260

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2025, these securities had a total aggregate market value of $32,409,453 which represented approximately 57.29% of net assets.

*Non income security.

#Security is illiquid.

(a)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.

(b)Designated as collateral for Fund’s activity in securities sold short. As of December 31, 2025, the Fund has no open short sales.

(c)Variable rate security.

(d)Defaulted security.

10

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Continued)12/31/25

Credit Default Swaps (-0.60%)*,**,***	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at December 31, 2025	Notional Amount	Period Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDXIG45 12/30	12/20/2030	1.00	0.50%	15,000,000	Quarterly	(339,656)	(314,412)	(25,244)
Total Buy Protection						(339,656)	(314,412)	(25,244)

*For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

**For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

***For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.

See accompanying notes to financial statements.

11

Shelton Equity Premium Income ETFPortfolio of Investments (Continued)12/31/25

Shelton Equity Premium Income ETFPortfolio of Investments (Expressed in U.S. Dollars) 12/31/25

Security Description	Shares	Value
Common Stock (1.77%)

Basic Materials (1.77%)
Newmont Corp(a)	10,165	$1,014,975

Communications (19.21%)
Alphabet Inc(a)	8,876	2,778,188
Amazon.com Inc*,(a)	8,899	2,054,067
Arista Networks Inc*,(a)	11,311	1,482,080
eBay Inc(a)	13,920	1,212,432
Meta Platforms Inc(a)	3,095	2,042,979
Netflix Inc*,(a)	10,729	1,005,951
Verizon Communications Inc(a)	10,239	417,034
Total Communications		10,992,731

Consumer, Cyclical (6.68%)
DR Horton Inc(a)	1,814	261,270
General Motors Co(a)	18,118	1,473,356
Hilton Worldwide Holdings Inc(a)	3,629	1,042,430
Walmart Inc(a)	9,401	1,047,365
Total Consumer, Cyclical		3,824,421

Consumer, Non-Cyclical (12.31%)
Cardinal Health Inc(a)	5,575	1,145,663
CVS Health Corp(a)	12,354	980,413
The Hershey Co(a)	4,642	844,751
Johnson & Johnson(a)	9,412	1,947,813
Merck & Co Inc(a)	15,376	1,618,478
The Procter & Gamble Co(a)	3,567	511,187
Total Consumer, Non-Cyclical		7,048,305

Energy (2.99%)
Exxon Mobil Corp(a)	14,209	1,709,911

Financial (14.94%)
Berkshire Hathaway Inc*,(a)	2,349	1,180,725
CBRE Group Inc*,(a)	6,287	1,010,887
The Goldman Sachs Group Inc(a)	2,436	2,141,244
JPMorgan Chase & Co(a)	3,414	1,100,059
Mastercard Inc(a)	1,890	1,078,963
The Travelers Cos Inc(a)	3,567	1,034,644
Wells Fargo & Co(a)	10,788	1,005,442
Total Financial		8,551,964

Industrial (7.57%)
Caterpillar Inc(a)	4,872	2,791,023
Norfolk Southern Corp(a)	2,302	664,633
RTX Corp(a)	4,772	875,185
Total Industrial		4,330,841

Technology (30.04%)
Advanced Micro Devices Inc*,(a)	8,157	1,746,903
Apple Inc(a)	11,397	3,098,391
Broadcom Inc(a)	6,749	2,335,829
International Business Machines Corp(a)	5,592	1,656,406
Intuit Inc(a)	1,759	1,165,197
Leidos Holdings Inc(a)	3,103	559,781
Micron Technology Inc(a)	3,561	1,016,345

12

See accompanying notes to financial statements.

Shelton Equity Premium Income ETFPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Microsoft Corp(a)	4,854	$ 2,347,491
NVIDIA Corp(a)	12,702	2,368,923
Salesforce Inc(a)	3,396	899,634
Total Technology		17,194,900

Utilities (2.20%)
NRG Energy Inc(a)	7,900	1,257,996

Total Common Stock (Cost $53,471,602)		55,926,044

Total Investments (Cost $53,471,602) (97.71%)		55,926,044
Other Net Assets (2.29%)		1,308,368
Net Assets (100.00%)		$57,234,412

*Non-income producing security.

(a)A portion of these securities, a total of $50,147,892, have been pledged or segregated in connection with obligations for written call options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Advanced Micro Devices Inc	01/16/2026	(4)	$240.00	$96,000	$(504)
Advanced Micro Devices Inc	01/16/2026	(36)	250.00	900,000	(2,160)
Alphabet Inc	01/16/2026	(5)	310.00	155,000	(4,355)
Alphabet Inc	01/16/2026	(2)	285.00	57,000	(5,794)
Alphabet Inc	01/16/2026	(6)	290.00	174,000	(14,514)
Alphabet Inc	01/16/2026	(23)	300.00	690,000	(36,915)
Amazon.com Inc	01/16/2026	(1)	245.00	24,500	(69)
Amazon.com Inc	01/16/2026	(3)	240.00	72,000	(450)
Amazon.com Inc	01/16/2026	(27)	235.00	634,500	(8,235)
Apple Inc	01/16/2026	(4)	285.00	114,000	(180)
Apple Inc	01/16/2026	(35)	280.00	980,000	(4,235)
Arista Networks Inc	01/16/2026	(19)	140.00	266,000	(2,375)
Arista Networks Inc	01/16/2026	(14)	135.00	189,000	(3,780)
Berkshire Hathaway Inc	01/16/2026	(1)	525.00	52,500	(22)
Berkshire Hathaway Inc	01/16/2026	(5)	510.00	255,000	(1,035)
Berkshire Hathaway Inc	01/16/2026	(3)	505.00	151,500	(1,200)
Broadcom Inc	01/16/2026	(1)	440.00	44,000	(9)
Broadcom Inc	01/16/2026	(1)	430.00	43,000	(10)
Broadcom Inc	01/16/2026	(1)	370.00	37,000	(305)
Broadcom Inc	01/16/2026	(2)	380.00	76,000	(326)
Broadcom Inc	01/16/2026	(15)	360.00	540,000	(8,175)
Cardinal Health Inc	01/16/2026	(10)	210.00	210,000	(1,850)
Cardinal Health Inc	01/16/2026	(36)	200.00	720,000	(32,220)
Caterpillar Inc	01/16/2026	(26)	560.00	1,456,000	(58,604)
CBRE Group Inc	01/16/2026	(28)	165.00	462,000	(4,340)
CVS Health Corp	01/16/2026	(1)	85.00	8,500	(18)
CVS Health Corp	01/16/2026	(2)	80.00	16,000	(266)
CVS Health Corp	01/16/2026	(1)	77.50	7,750	(295)
CVS Health Corp	01/16/2026	(45)	82.50	371,250	(2,025)
DR Horton Inc	01/16/2026	(1)	170.00	17,000	(8)
DR Horton Inc	01/16/2026	(10)	160.00	160,000	(300)
eBay Inc	01/16/2026	(4)	85.00	34,000	(1,420)
eBay Inc	01/16/2026	(44)	87.50	385,000	(7,744)
Exxon Mobil Corp	01/16/2026	(2)	125.00	25,000	(62)
Exxon Mobil Corp	01/16/2026	(54)	120.00	648,000	(10,530)
General Motors Co	01/16/2026	(9)	82.50	74,250	(1,260)
General Motors Co	01/16/2026	(6)	77.50	46,500	(2,790)
General Motors Co	01/16/2026	(15)	80.00	120,000	(4,140)
General Motors Co	01/16/2026	(5)	67.50	33,750	(7,175)
General Motors Co	01/16/2026	(14)	72.50	101,500	(12,992)
General Motors Co	01/16/2026	(85)	70.00	595,000	(102,339)

See accompanying notes to financial statements.

13

Shelton Equity Premium Income ETFPortfolio of Investments (Continued)12/31/25

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
The Goldman Sachs Group Inc	01/16/2026	(9)	$890.00	$801,000	$(16,650)
The Goldman Sachs Group Inc	01/16/2026	(9)	880.00	792,000	(20,070)
The Hershey Co	01/16/2026	(2)	185.00	37,000	(450)
The Hershey Co	01/16/2026	(16)	195.00	312,000	(480)
The Hershey Co	01/16/2026	(9)	190.00	171,000	(855)
Hilton Worldwide Holdings Inc	01/16/2026	(1)	280.00	28,000	(1,050)
Hilton Worldwide Holdings Inc	01/16/2026	(7)	290.00	203,000	(2,730)
Hilton Worldwide Holdings Inc	01/16/2026	(24)	300.00	720,000	(2,808)
International Business Machines Corp	01/16/2026	(7)	315.00	220,500	(518)
International Business Machines Corp	01/16/2026	(9)	310.00	279,000	(1,233)
Intuit Inc	01/16/2026	(3)	690.00	207,000	(998)
Intuit Inc	01/16/2026	(2)	680.00	136,000	(1,354)
Johnson & Johnson	01/16/2026	(8)	210.00	168,000	(1,608)
Johnson & Johnson	01/16/2026	(35)	200.00	700,000	(29,470)
JPMorgan Chase & Co	01/16/2026	(13)	320.00	416,000	(10,244)
Leidos Holdings Inc	01/16/2026	(2)	195.00	39,000	(95)
Leidos Holdings Inc	01/16/2026	(10)	190.00	190,000	(700)
Mastercard Inc	01/16/2026	(2)	580.00	116,000	(760)
Mastercard Inc	01/16/2026	(9)	570.00	513,000	(7,155)
Merck & Co Inc	01/16/2026	(10)	105.00	105,000	(2,050)
Merck & Co Inc	01/16/2026	(26)	100.00	260,000	(15,288)
Merck & Co Inc	01/16/2026	(46)	95.00	437,000	(46,920)
Meta Platforms Inc	01/16/2026	(1)	690.00	69,000	(325)
Meta Platforms Inc	01/16/2026	(1)	670.00	67,000	(910)
Meta Platforms Inc	01/16/2026	(9)	660.00	594,000	(12,420)
Micron Technology Inc	01/16/2026	(10)	260.00	260,000	(30,000)
Microsoft Corp	01/16/2026	(3)	495.00	148,500	(990)
Microsoft Corp	01/16/2026	(3)	490.00	147,000	(1,524)
Microsoft Corp	01/16/2026	(10)	500.00	500,000	(2,050)
Netflix Inc	01/16/2026	(3)	110.00	33,000	(12)
Netflix Inc	01/16/2026	(34)	100.00	340,000	(1,190)
Newmont Corp	01/16/2026	(1)	110.00	11,000	(61)
Newmont Corp	01/16/2026	(3)	95.00	28,500	(1,950)
Newmont Corp	01/16/2026	(79)	100.00	790,000	(28,440)
Norfolk Southern Corp	01/16/2026	(15)	300.00	450,000	(1,013)
NRG Energy Inc	01/16/2026	(3)	180.00	54,000	(132)
NRG Energy Inc	01/16/2026	(24)	170.00	408,000	(3,984)
NVIDIA Corp	01/16/2026	(1)	195.00	19,500	(214)
NVIDIA Corp	01/16/2026	(1)	180.00	18,000	(965)
NVIDIA Corp	01/16/2026	(35)	190.00	665,000	(13,650)
NVIDIA Corp	01/16/2026	(1)	200.00	20,000	(110)
The Procter & Gamble Co	01/16/2026	(1)	150.00	15,000	(24)
The Procter & Gamble Co	01/16/2026	(13)	145.00	188,500	(1,573)
RTX Corp	01/16/2026	(18)	185.00	333,000	(4,554)
RTX Corp	01/16/2026	(1)	190.00	19,000	(75)
Salesforce Inc	01/16/2026	(11)	270.00	297,000	(3,575)
The Travelers Cos Inc	01/16/2026	(8)	300.00	240,000	(560)
The Travelers Cos Inc	01/16/2026	(14)	290.00	406,000	(6,580)
Verizon Communications Inc	01/16/2026	(3)	41.00	12,300	(102)
Verizon Communications Inc	01/16/2026	(38)	42.00	159,600	(418)
Walmart Inc	01/16/2026	(1)	120.00	12,000	(8)
Walmart Inc	01/16/2026	(74)	115.00	851,000	(4,144)
Wells Fargo & Co	01/16/2026	(1)	90.00	9,000	(430)
Wells Fargo & Co	01/16/2026	(5)	95.00	47,500	(845)
Wells Fargo & Co	01/16/2026	(58)	92.50	536,500	(17,284)
Total Written Call Options				$25,641,900	$(648,624)
(Premiums Received $691,153)

14

See accompanying notes to financial statements.

Statements of Assets & Liabilities December 31, 2025

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund	Shelton Equity Premium Income ETF
Assets
Investments in securities
Cost of investments	$16,948,017	$40,428,211	$58,390,616	$53,471,602
Cost of purchased options	—	—	63,952	—
Fair value of investments (Note 1)	22,749,795	41,789,407	55,462,521	55,926,044
Fair value of purchased options (Note 1)	—	—	17,650	—
Cash	46,685	82,048	186,439	1,935,393
Cash held at broker	—	—	6,135	—
Securities sold receivable	—	—	—	385
Interest receivable	1,159	—	938,360	1,522
Dividend receivable	12,292	50,944	—	17,141
Receivable for credit default swap	—	—	152,134	—
Reclaim receivable	4,372	284,187	—	—
Receivable from investment advisor	—	—	—	—
Receivable for fund shares sold	14,972	164,543	230,136	657,917
Prepaid expenses	13,880	11,184	23,156	—
Total assets	$22,843,155	$42,382,313	$57,016,531	$58,538,402

Liabilities
Payables and other liabilities
Written options, at value (proceeds $-, $-, $-, $691,153, respectively)	—	—	—	648,624
Variation margin payable	1,790	4,860	—	—
Payable for fund shares repurchased	46,384	129,358	360,738	—
Payable to investment advisor	4,287	15,256	22,733	7,858
Distributions payable	41,361	58,164	4,659	—
Payable for securities purchased	—	—	—	643,085
Accrued 12b-1 fees	359	1,021	505	—
Accrued administration fees	1,818	3,475	4,653	—
Accrued CCO fees	434	21,924	1,062	—
Accrued expenses	3,674	20,970	21,650	4,423
Accrued fund accounting fees	2,593	4,473	7,029	—
Accrued registration fees	24,315	9,750	6,912	—
Accrued transfer agent fees	15,445	24,420	11,299	—
Accrued trustee fees	272	174	1,031	—
Total liabilities	142,732	293,845	442,271	1,303,990

Net assets	$22,700,423	$42,088,468	$56,574,260	$57,234,412

Net assets at December 31, 2025 consist of
Paid-in capital	16,692,062	79,756,345	67,849,590	55,209,578
Distributable earnings/(loss)	6,008,361	(37,667,877)	(11,275,330)	2,024,834
Total net assets	$22,700,423	$42,088,468	$56,574,260	$57,234,412

Net assets
Institutional Shares	$21,103,624	$37,656,055	$54,344,195	$—
Investor Shares	$1,596,799	$4,432,413	$2,230,065	$—
ETF Shares				$57,234,412

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	1,103,240	1,259,898	5,227,266	—
Investor Shares (no par value, unlimited shares authorized)	84,510	152,311	216,538	—
ETF Shares (no par value, unlimited shares authorized)				2,175,000

Net asset value per share
Institutional Shares	$19.13	$29.89	$10.40	$—
Investor Shares	$18.89	$29.10	$10.30	$—
ETF Shares				$26.32

See accompanying notes to financial statements.

15

Statements of Operations Year Ended December 31, 2025

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund	Shelton Equity Premium Income ETF*
Investment income
Interest income	$15,159	$31,073	$3,138,371	$3,496
Cash dividend income (net of foreign tax witheld: $98,260, $168,543, $413, and $- respectively)	633,082	1,124,476	—	116,923
Other income	—	—	—	—
Income from securities lending, net	13,395	4,517	—	—
Total	$661,636	$1,160,066	$3,138,371	$120,419

Expenses
Management fees (Note 2)	233,741	313,698	388,745	59,123
Administration fees (Note 2)	21,496	38,990	41,948	—
Transfer agent fees	24,630	29,300	11,934	—
Accounting services	32,291	39,187	31,785	—
Custodian fees	22,367	21,334	5,911	—
Legal and audit fees	28,938	27,830	23,743	—
CCO fees (Note 2)	1,891	3,485	3,752	—
Trustees fees	6,277	6,309	6,397	—
Insurance	452	862	1,086	—
Printing	24,877	25,077	15,830	—
Broker fees	—	—	—	—
Registration and dues	34,790	37,734	35,992	—
Interest on short positions	—	—	—	—
Interest expense	—	—	—	—
12b-1 fees Investor Shares (Note 2)	3,246	10,471	5,761	—
Licensing fee	1,158	10,430	—	—
Total expenses	$436,154	$564,707	$572,884	$59,123
Less reimbursement from advisor (Note 2)	(204,288)	(135,236)	(200,052)	—
Net expenses	$231,866	$429,471	$372,832	$59,123
Net investment income	$429,770	$730,595	$2,765,539	$61,296

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$3,689,148	$11,745,304	$197,937	$(366,349)
Net realized gain/(loss) from futures contracts	56,975	93,159	(14,248)	—
Net realized gain/(loss) from purchased option contracts	—	—	(268,239)	(7)
Net realized gain/(loss) from written options contracts	—	—	—	(105,776)
Net realized gain/(loss) from swap contracts	—	—	(181,205)	—
Total Net Realized gain/(loss)	3,746,123	11,838,463	(265,755)	(472,132)

Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	2,654,259	(1,237,152)	1,301,389	2,454,442
Change in unrealized appreciation/(depreciation) of futures	21,305	6,140	—	—
Change in unrealized appreciation/(depreciation) of purchased option contracts	—	—	(109,818)	—
Change in unrealized appreciation/(depreciation) of written option contracts	—	—	—	42,524
Change in unrealized appreciation/(depreciation) of swap contracts	—	—	(16,627)	—
Net realized and unrealized gain/(loss) on investments	$6,421,687	$10,607,451	$909,189	$2,024,834
Net increase/(decrease) in net assets resulting from operations	$6,851,457	$11,338,046	$3,674,728	$2,086,130

*Commenced operations on September 8, 2025

16

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Shelton Emerging Markets Fund		Shelton International Select Equity Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income/(loss)	$429,770	$408,707	$730,595	$794,279
Net realized gain/(loss) from security transactions and foreign currency	3,689,148	1,192,292	11,745,304	4,690,870
Net realized gain/(loss) from futures contracts	56,975	(12,794)	93,159	(17,143)
Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	2,654,259	(1,073,800)	(1,237,152)	(3,689,570)
Change in unrealized appreciation/(depreciation) of futures	21,305	(7,720)	6,140	—
Net increase/(decrease) in net assets resulting from operations	6,851,457	506,685	11,338,046	1,778,436

Distributions to shareholders
Distributions
Institutional Shares	(3,019,946)	(1,284,587)	(655,507)	(1,308,432)
Investor Shares	(237,191)	(63,699)	(47,478)	(129,637)
Institutional Return of Capital	—	—	—	(14,390)
Investor Return of Capital	—	—	—	(1,440)
Total Distributions	(3,257,137)	(1,348,286)	(702,985)	(1,453,899)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(4,191,592)	(5,336,579)	(9,061,390)	(11,693,675)
Total increase/(decrease)	(597,272)	(6,178,180)	1,573,671	(11,369,138)

Net assets
Beginning of year	23,297,695	29,475,875	40,514,797	51,883,935
End of year	$22,700,423	$23,297,695	$42,088,468	$40,514,797

	Shelton Tactical Credit Fund		Shelton Equity Premium Income ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025
Operations
Net investment income/(loss)	$2,765,539	$1,908,163	$61,296
Net realized gain/(loss) from security transactions and foreign currency	197,937	(221,040)	(366,349)
Net realized gain/(loss) from futures contracts	(14,248)	(13,862)	—
Net realized gain/(loss) from written options contracts	—	—	(105,776)
Net realized gain/(loss) from purchased option contracts	(268,239)	(65,937)	(7)
Net realized gain/(loss) from swap contracts	(181,205)	(102,405)	—
Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	1,301,389	397,045	2,454,442
Change in unrealized appreciation/(depreciation) of futures	—	—	—
Change in unrealized appreciation/(depreciation) of written option contracts	—	—	42,524
Change in unrealized appreciation/(depreciation) of purchased option contracts	(109,818)	90,078	—
Change in unrealized appreciation/(depreciation) of swap contracts	(16,627)	(9,806)	—
Net increase/(decrease) in net assets resulting from operations	3,674,728	1,982,236	2,086,130

Distributions to shareholders
Distributions
Institutional Shares	(2,443,246)	(1,688,354)	—
Investor Shares	(124,790)	(132,683)	—
ETF Shares	—		(61,296)
Institutional Return of Capital	—	(33,021)	—
Investor Return of Capital	—	(2,595)	—
ETF Shares Return of Capital	—	—	(891,700)
Total Distributions	(2,568,036)	(1,856,653)	(952,996)
Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	19,646,789	4,531,253	56,101,278
Total increase/(decrease)	20,753,481	4,656,836	57,234,412

Net assets
Beginning of year	35,820,779	31,163,943	—
End of year	56,574,260	$35,820,779	57,234,412

See accompanying notes to financial statements.

17

Statements of Changes in Net Assets (Continued)

Shelton Emerging Markets Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	188,524	$3,591,242	439,752	$7,758,747	48,531	$931,846	29,535	$517,777
Shares issued in reinvestment of distributions	144,952	2,735,170	64,422	1,094,648	12,049	223,148	3,585	60,036
Shares repurchased	(549,682)	(10,865,789)	(791,771)	(14,033,881)	(43,680)	(807,209)	(40,946)	(733,906)
Net increase/(decrease)	(216,206)	$(4,539,377)	(287,597)	$(5,180,486)	16,900	$347,785	(7,826)	$(156,093)

Shelton International Select Equity Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	452,340	$12,704,424	402,849	$9,776,460	116,463	$3,004,521	166,503	$3,929,688
Shares issued in reinvestment of distributions	20,265	605,763	52,973	1,233,219	1,342	39,060	5,116	115,475
Shares repurchased	(787,331)	(21,889,691)	(891,539)	(21,424,935)	(136,386)	(3,525,467)	(225,654)	(5,323,582)
Net increase/(decrease)	(314,726)	(8,579,504)	(435,717)	(10,415,256)	(18,581)	(481,886)	(54,035)	(1,278,419)

Shelton Tactical Credit Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	2,873,852	$29,777,653	947,629	$9,615,208	13,980	$142,104	11,023	$112,148
Shares issued in reinvestment of distributions	236,306	2,437,049	168,333	1,711,900	10,715	109,429	12,017	121,863
Shares repurchased	(1,184,629)	(12,236,703)	(606,229)	(6,171,414)	(57,228)	(582,743)	(85,294)	(858,452)
Net increase/(decrease)	1,925,529	19,977,999	509,733	5,155,694	(32,533)	(331,210)	(62,254)	(624,441)

Shelton Equity Premium Income ETF*	ETF Shares
	Period Ended December 31, 2025
	Shares	Value
Shares sold	2,175,000	$56,101,278
Shares issued in reinvestment of distributions	—	—
Shares repurchased	—	—
Net increase/(decrease)	2,175,000	56,101,278

*Commenced operations on September 8, 2025.

18

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

Shelton Emerging Markets Fund Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$16.81	$17.53	$16.76	$19.86	$20.09
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.35	0.28	0.26	0.17	— (b)
Net gain/(loss) on securities (both realized and unrealized)	5.10	0.01	2.27	(3.02)	0.15
Total from investment operations	5.45	0.29	2.53	(2.85)	0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.70)	(0.22)	(0.25)	(0.38)
Distributions from capital gains	(2.76)	(0.31)	(1.54)	—	—
Total distributions	(3.13)	(1.01)	(1.76)	(0.25)	(0.38)
Net asset value, end of year or period	$19.13	$16.81	$17.53	$16.76	$19.86

Total return	32.99%	1.66%	15.43%	(14.33)%	0.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$21,104	$22,178	$28,170	$22,812	$30,458
Ratio of expenses to average net assets:
Before expense reimbursements	1.85%	1.77%	1.70%	1.77%	1.58%
After expense reimbursements	0.98%	1.29%	1.70%	1.77%	1.56%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.98%	1.09%	1.34%	1.00%	(0.04)%
After expense reimbursements	1.85%	1.57%	1.34%	1.00%	0.04%
Portfolio turnover	82%	78%	63%	49%	21%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$16.57	$17.31	$16.53	$19.64	$19.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.29	0.24	0.21	0.15	(0.05)
Net gain/(loss) on securities (both realized and unrealized)	5.02	—	2.24	(3.01)	0.15
Total from investment operations	5.31	0.24	2.45	(2.86)	0.10
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.67)	(0.13)	(0.25)	(0.38)
Distributions from capital gains	(2.76)	(0.31)	(1.54)	—	—
Total distributions	(2.99)	(0.98)	(1.67)	(0.25)	(0.38)
Net asset value, end of year or period	$18.89	$16.57	$17.31	$16.53	$19.64

Total return	32.63%	1.41%	15.15%	(14.56)%	0.52%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,597	$1,120	$1,306	$914	$1,260
Ratio of expenses to average net assets:
Before expense reimbursements	2.10%	2.02%	1.94%	2.03%	1.84%
After expense reimbursements	1.23%	1.53%	1.94%	2.03%	1.81%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.71%	0.89%	1.08%	0.86%	(0.28)%
After expense reimbursements	1.58%	1.38%	1.08%	0.86%	(0.25)%
Portfolio turnover	82%	78%	63%	49%	21%

(a)Calculated based upon average shares outstanding.

(b)Amount less than $(0.005).

See accompanying notes to financial statements.

19

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton International Select Equity Fund Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$23.28	$23.28	$20.81	$27.20	$25.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.48	0.43	0.37	0.47	0.16
Net gain/(loss) on securities (both realized and unrealized)	6.66	0.44	2.53	(5.72)	1.45
Total from investment operations	7.14	0.87	2.90	(5.25)	1.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.53)	(0.86)	(0.43)	(1.14)	(0.18)
Distributions from return of capital	—	(0.01)	—	—	—
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.53)	(0.87)	(0.43)	(1.14)	(0.18)
Redemption Fees	—	—	—	—	—
Net asset value, end of year or period	$29.89	$23.28	$23.28	$20.81	$27.20

Total return	30.67%	3.68%	13.97%	(19.29)%	6.23%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$37,656	$36,658	$46,806	$69,446	$149,505
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.26%	1.18%	1.08%	0.99%
After expense reimbursements	0.99%	0.99%	0.98%	1.00%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.46%	1.45%	1.44%	1.99%	0.61%
After expense reimbursements	1.78%	1.72%	1.64%	2.07%	0.61%
Portfolio turnover	186%	56%	55%	44%	46%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$22.57	$22.58	$20.21	$27.04	$25.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.39	0.35	0.31	0.47	0.11
Net gain/(loss) on securities (both realized and unrealized)	6.45	0.43	2.45	(5.73)	1.42
Total from investment operations	6.84	0.78	2.76	(5.26)	1.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.78)	(0.39)	(1.57)	(0.11)
Distributions from return of capital	—	(0.01)	—	—	—
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.31)	(0.79)	(0.39)	(1.57)	(0.11)
Redemption Fees	—	—	—	—	—
Net asset value, end of year or period	$29.10	$22.57	$22.58	$20.21	$27.04

Total return	30.33%	3.45%	13.64%	(19.47)%	5.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$4,432	$3,857	$5,078	$6,657	$30,219
Ratio of expenses to average net assets:
Before expense reimbursements	1.56%	1.50%	1.43%	1.33%	1.23%
After expense reimbursements	1.24%	1.24%	1.23%	1.25%	1.23%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.17%	1.19%	1.29%	1.96%	0.40%
After expense reimbursements	1.49%	1.46%	1.49%	2.04%	0.40%
Portfolio turnover	186%	56%	55%	44%	46%

(a)Calculated based upon average shares outstanding.

20

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Tactical Credit Fund Institutional Shares	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$10.09		$10.04		$9.98		$11.07		$10.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.63		0.55		0.50		0.28		0.23
Net gain/(loss) on securities (both realized and unrealized)	0.22		0.04		0.04	(b)	(1.08)		0.53
Total from investment operations	0.85		0.59		0.54		(0.80)		0.76
LESS DISTRIBUTIONS
Dividends from net investment income	(0.54)		(0.53)		(0.48)		(0.27)		(0.39)
Distributions from return of capital	—		(0.01)		—		(0.02)
Distributions from capital gains	—		—		—		—		—
Total distributions	(0.54)		(0.54)		(0.48)		(0.29)		(0.39)
Redemption fees	—		—		—		—		—
Net asset value, end of year or period	$10.40		$10.09		$10.04		$9.98		$11.07

Total return	8.55%		5.93%		5.70%		(7.27)%		7.09%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$54,344		$33,316		$28,041		$32,821		$50,232
Ratio of expenses to average net assets:
Before expense reimbursements	1.24	%(c)	1.61	%(c)	1.83	%(c)	1.86	%(c)	2.13	%(c)
After expense reimbursements	0.80	%(c)	0.99	%(c)	1.23	%(c)	1.72	%(c)	2.04	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	5.63%		4.91%		4.44%		2.54%		1.97%
After expense reimbursements	6.06%		5.52%		5.04%		2.68%		2.06%
Portfolio turnover	107%		111%		187%		63%		118%

See accompanying notes to financial statements.

21

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Investor Shares	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$10.06		$10.03		$9.97		$11.05		$10.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.60		0.54		0.47		0.25		0.21
Net gain/(loss) on securities (both realized and unrealized)	0.21		0.02		0.05	(b)	(1.07)		0.51
Total from investment operations	0.81		0.56		0.52		(0.82)		0.72
LESS DISTRIBUTIONS
Dividends from net investment income	(0.57)		(0.52)		(0.46)		(0.24)		(0.38)
Distributions from return of capital	—		(0.01)		—		(0.02)		—
Distributions from capital gains	—		—		—		—		—
Total distributions	(0.57)		(0.53)		(0.46)		(0.26)		(0.38)
Redemption fees	—		—		—		—		—
Net asset value, end of year or period	$10.30		$10.06		$10.03		$9.97		$11.05

Total return	8.21%		5.67%		5.43%		(7.42)%		6.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,230		$2,505		$3,123		$3,523		$4,556
Ratio of expenses to average net assets:
Before expense reimbursements	1.56	%(c)	1.86	%(c)	2.13	%(c)	2.11	%(c)	2.41	%(c)
After expense reimbursements	1.08	%(c)	1.24	%(c)	1.52	%(c)	1.97	%(c)	2.31	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	5.34%		4.65%		4.18%		2.29%		1.83%
After expense reimbursements	5.82%		5.27%		4.79%		2.43%		1.93%
Portfolio turnover	107%		111%		187%		63%		118%

(a)Based on average shares outstanding for the period.

(b)Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(c)If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2025, 0.00% for the year ended December 31, 2024, 0.01% for the year ended December 31, 2023, 0.28% for the year ended December 31, 2022, and 0.21% for the year ended December 31, 2021, respectively.

22

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Equity Premium Income ETF	Period Ended December 31, 2025(a)
Net asset value, beginning of year	$24.99
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.05
Net gain/(loss) on securities (both realized and unrealized)	1.82
Total from investment operations	1.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)
Distributions from return of capital	(0.51)
Distributions from capital gains	—
Total distributions	(0.54)
Redemption fees	—
Net asset value, end of year or period	$26.32

Total return	7.48	%(c)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$57,234
Ratio of expenses to average net assets:
Before expense reimbursements	0.54	%(d)
After expense reimbursements	0.54	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.54	%(d)
After expense reimbursements	0.54	%(d)
Portfolio turnover(e)	14	%(c)

(a)Fund commenced operations on September 8, 2025.

(b)Based on average shares outstanding for the period.

(c)Not Annualized.

(d)Annualized.

(e)Portfolio turnover excludes the impact of in-kind transactions.

23

SCM Trust	Notes to Financial Statements	December 31, 2025

Note 1 – Organization and Summary OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, management of the Advisor is deemed to be the Chief Operating Decision Maker.

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of December 31, 2025, the Trust consists of eleven separate series, four of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust.

The Shelton Emerging Markets Fund (“Emerging Markets Fund”) is an open-end diversified series of the Trust. The inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversified series of the Trust. The inception date is December 12, 2013. The Fund’s investment objective is to seek current income and capital appreciation. Effective July 1, 2016, Shelton Capital Management became the advisor to the Fund.

The Shelton Equity Premium Income ETF (the “ETF”) seeks to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shares of the ETF are listed and traded on the NYSE Arca, Inc. market prices for the Shares may be different from their net asset value (“NAV”). The ETF issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of shares listed in the table below. Creation Units are issued and redeemed primarily in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the ETF. Shares of the ETF may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Paralel Distributors LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the ETF. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

The ETF currently offers one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The ETF may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the ETF have equal rights and privileges.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees	Creation Units
Shelton Equity Premium Income ETF	SEPI	September 8, 2025	NYSE Arca, Inc.	$150	25,000

Shelton International Select Equity Fund (“International Select Fund”, and together with the Emerging Markets Fund, the Tactical Credit Fund, and the Shelton Equity Premium Income ETF, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The inception date is July 18, 2016. The Fund’s investment objective is to achieve long-term capital appreciation. Effective July 18, 2016, Shelton became the advisor to the Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Credit default swaps are valued by pricing services using various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

24

SCM Trust	Notes to Financial Statements	December 31, 2025

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, sc hools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Tax reclaims are recorded on ex-dividend date. The Fund Accountant reconciles reclaims on their books to the Custodian’s on a semi-annual basis and provides this reconciliation to the Fund Administrator. The reconciliation provides substantial detail about each of the receivables and this data is reviewed against Shelton’s policy to determine reclaims that should be recorded or written off. Tax reclaims which are deemed de-minimis or uncollectible by the Fund Administrator are not recorded. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Reported net realized gain/(loss) from futures contracts for the Tactical Credit Fund are charges for the ability to trade futures. No futures transactions occurred during the year ended December 31, 2025.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Shelton Emerging Markets Fund and the Shelton International Select Equity Fund seek to replicate the performance of its sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category, region or group of companies, which could cause the Fund to underperform the overall stock market. As of December 31, 2025, the Shelton Emerging Markets Fund has a concentration of 26.21% in China and the Shelton International Select Equity Fund has a concentration of 35.92% in Japan.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund. This may result in the Fund having a larger concentration in certain sectors than others at a given point in time. As of December 31, 2025, Tactical Credit Fund had 28.35% of net assets invested in the Consumer-Cyclical sector.

Cash held at broker: Cash held at broker as shown in the Statement of Assets and Liabilities represents deposits with a broker pledged as collateral to meet margin requirements. This cash is restricted from being returned until either the position is closed or requirements change.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

25

SCM Trust	Notes to Financial Statements	December 31, 2025

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Fund’s future tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at December 31, 2025 using fair value hierarchy:

Emerging Markets Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$22,151,379	$598,416	$—	$22,749,795
Total	$22,151,379	$598,416	$—	$22,749,795

Emerging Markets Fund(d)	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Future Contracts Assets/(Liabilities)	$13,585	$—	$—	$13,585
Total	$13,585	$—	$—	$13,585

International Select Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$41,190,991	$598,416	$—	$41,789,407
Total	$41,190,991	$598,416	$—	$41,789,407

International Select Equity Fund(d)	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Future Contracts Assets/(Liabilities)	$6,140	$—	$—	$6,140
Total	$6,140	$—	$—	$6,140

Tactical Credit Fund – Assets	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$781,268	$54,698,903	$—	$55,480,171
Total	$781,268	$54,698,903	$—	$55,480,171

Tactical Credit Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Credit Default Swaps Assets/(Liabilities)	$—	$(339,656)	$—	$(339,656)
Total	$—	$(339,656)	$	$(339,656)

Shelton Equity Premium Income ETF	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$55,926,044	$—	$—	$55,926,044
Total	$55,926,044	$—	$—	$55,926,044

Shelton Equity Premium Income ETF	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Written Option Assets/(Liabilities)	$(648,624)	$—	$—	$(648,624)
Total

(a)It is the Funds’ policy to recognize transfers in and out of Level 3 on the last day of the fiscal reporting period.

(b)All publicly traded common stocks and purchased options held by the Funds are classified as Level 1 securities, except as otherwise noted on the Portfolio of Investments for Tactical Credit Fund. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate bonds, municipal bonds, and term loans held in the Funds are Level 2 securities except as otherwise noted on the Portfolio of Investments. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)Represents cumulative unrealized appreciation/depreciation on the last day of the reporting period.

26

SCM Trust	Notes to Financial Statements	December 31, 2025

Level 3 Securities
Tactical Credit Fund
Beginning Balance	$0
Net Purchases	—
Net Sales	(13,777)
Total Realized Gain/(Loss)	13,777
Change in Unrealized Appreciation/(Depreciation)	—
Distributions	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0

The amount of change in unrealized appreciation/(depreciation) reflected in the Statement of Operations that is attributable to Level 3 securities still held as of year-end is $0.

	Fair Value as of 12/31/2025	Unobservable Input	Valuation Techniques	Input Values	Impact to valuation from an increase to input
Tactical Credit Fund
CHC Group LLC	$—	Estimated future cash flows	Income approach	$0	Increase
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC	$—	Estimated future cash flows	Income approach	$0	Increase

(l) Disclosure about Derivative Instruments and Hedging Activities — The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. See note 4 for this information as it relates to Shelton Equity Premium Income ETF.

The effect of derivative instruments on the Statements of Assets & Liabilities as of December 31, 2025:

Derivatives Not Accounted for as Hedging Instruments
International Select Equity Fund – Equity Contracts – Receivable/(Payable)	$(4,860)
Emerging Markets Fund – Equity Contracts – Receivable/(Payable)	(1,790)
Tactical Credit Fund – Credit Risk – Receivable/(Payable) for Credit Default Swaps	152,134 *

*Includes cumulative appreciation/depreciation, unamortized upfront payments and cash held at broker (Note 1).

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Asset Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$17,650
Total	$17,650

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025:

Derivatives Not Accounted for as Hedging Instruments	Amount of Realized Gain/(Loss) From Futures Contracts	Amount of Change in Unrealized Appreciation/ Depreciation from Futures Contracts
International Select Fund – Equity Contracts	$93,159	$6,140
Emerging Markets Fund – Equity Contracts	56,975	21,305

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options		$(268,239)
Credit Risk
Credit Default Swap		(181,205)
Total		$(449,444)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options		$(109,818)
Credit Risk
Credit Default Swap		(16,627)
Total		$(126,445)

27

SCM Trust	Notes to Financial Statements	December 31, 2025

The previously disclosed derivative instruments outstanding as of December 31, 2025, and their effect on the Statements of Operations for the year January 1, 2025 through December 31, 2025, serve as indicators of the volume of activity for futures contracts and credit default swaps. The following table indicates the average volume of derivatives for the year:

Derivatives Not Accounted for as Hedging Instruments	Average Month End Notional Value
Tactical Credit Fund - Purchased Options	$23,212,083
Tactical Credit Fund - Credit Default Swaps	12,916,667
Emerging Markets Fund – Equity Contracts	395,993
International Select Equity Fund – Equity Contracts	507,275

(m) Credit Default Swaps — During the year ended December 31, 2025, the Shelton Tactical Credit Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the year ended December 31, 2025 are as follows:

	Contractual Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
Emerging Markets Fund*	0.97%	1.22%	5/1/26
International Select Equity Fund	0.98%	1.23%	5/1/26
Tactical Credit Fund**	0.73%	0.98%	5/1/26

*Prior to May 1, 2024, there was no expense limitation for both classes.

**Prior to May 1, 2025, the expense limitation for Institutional Shares and Investor Shares was 0.98% and 1.23%, respectively.

In accordance with the terms of the applicable management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
Emerging Markets Fund	1.00%
International Select Equity Fund	0.74%
Tactical Credit Fund	0.74%
Shelton Equity Premium Income ETF	0.54%

At December 31, 2025, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was 1,204,627. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/26	Expires 12/31/27	Expires 12/31/28	Total
Emerging Markets Fund	$—	$126,799	$204,288	$331,087
International Select Equity Fund	118,414	122,022	135,236	257,258
Tactical Credit Fund	202,410	213,820	200,052	616,282
Total	$320,824	$462,641	$539,576	$1,204,627

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

28

SCM Trust	Notes to Financial Statements	December 31, 2025

Pursuant to the investment advisory agreement between the Advisor and SCM Trust, on behalf of the ETF, the Advisor pays substantially all of the ETF’s expenses, subject to certain exclusions.

Pursuant to an investment sub-advisory agreement (“the Sub-Advisory Agreement) between the Advisor and Vident Advisory, LLC.(the “Sub-Adviser”), the Sub-Adviser is responsible for trading portfolio securities for the Shelton Equity Premium Income ETF, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the year ended December 31, 2025 the following were incurred:

Fund	Investor Class 12b-1 Fees
Emerging Markets Fund	$3,246
International Select Equity Fund	10,471
Tactical Credit Fund	5,761

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended December 31, 2025 were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Emerging Markets Fund	$18,765,133	$25,826,988	$—	$—
International Select Equity Fund	77,353,987	86,436,620	—	—
Tactical Credit Fund	53,545,627	36,081,618	—	—
Shelton Equity Premium Income ETF	7,454,839	5,367,982	51,764,804	—

NOTE 4 – OPTION CONTRACTS

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At December 31, 2025, the Shelton Equity Premium Income ETF had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(648,624)

The effect of derivative instruments on the ETF’s Statement of Operations for the year ended December 31, 2025, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$ (105,776)	$42,524

Volume of derivative instruments held by the ETF during the year ended December 31, 2025, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Dollars	$(513,045)

29

SCM Trust	Notes to Financial Statements	December 31, 2025

Note 5 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, reclassifications were as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
Emerging Markets Fund	$(282,825)	$282,825

The reclassification of net assets consists primarily of taxable over distributions and non-deductible excise tax paid.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments including derivatives and foreign currency on December 31, 2025 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Fund	$17,245,747	$6,106,599	$(602,647)	$5,503,952
International Select Equity Fund	40,709,861	2,995,286	(1,899,468)	1,095,818
Tactical Credit Fund	58,455,184	1,438,473	(4,419,714)	(2,981,241)
Shelton Equity Premium Income ETF	52,823,302	3,630,179	(1,176,066)	2,454,113

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2025 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Emerging Markets Fund	$—	$—	$289,503	$229,762	$5,503,952	$(14,856)	$6,008,361
International Select Equity Fund	—	—	138,430	—	1,095,818	(38,902,125)	(37,667,877)
Tactical Credit Fund	—	—	3,365	—	(2,981,241)	(8,297,454)	(11,275,330)
Shelton Equity Premium Income ETF	—	—	—	—	2,454,113	(429,279)	2,024,834

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax treatment of derivatives, wash sales, Passive Foreign Investment Companies, and certain other investments.

During the current year the Shelton Emerging Markets Fund deferred $14,856 of post-October specified ordinary losses and the Tactical Credit Fund deferred $17,454 of post-October specified ordinary losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of December 31, 2025, available to offset future capital gains, if any, are as follows:

	Emerging Markets	International Select	Tactical Credit	Shelton Equity Premium Income ETF
Long Term with no Limitation with no Limit	$—	$29,966,300	$5,334,565	$—
Short Term with no Limitation with no Limit	—	8,895,833	2,945,435	284,701
Long Term Subject to Annual Limitation	—	—	—	—
Short Term Subject to Annual Limitation	—	—	—	—
Total	$—	$38,862,133	$8,280,000	$284,701
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2025	$—	$11,122,418	$—	$—

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital		Long-Term Capital Gains	Exempt- Interest Dividends	Total Distributions
Emerging Markets Fund	December 31, 2025	$1,581,062	$—		$1,676,075	$—	$3,257,137
	December 31, 2024	939,511	—		408,775	—	1,348,286

International Select Fund	December 31, 2025	702,985	—		—	—	702,985
	December 31, 2024	1,438,083	15,816	(a)	—	—	1,453,899

30

SCM Trust	Notes to Financial Statements	December 31, 2025

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital		Long-Term Capital Gains	Exempt- Interest Dividends	Total Distributions
Tactical Credit Fund	December 31, 2025	2,568,032	—		—	—	2,568,032
	December 31, 2024	1,821,037	35,616	(a)	—	—	1,856,653
Shelton Equity Premium Income ETF	December 31, 2025	61,296	891,700		—	—	952,996

(a)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

Note 6 – SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of December 31, 2025, no securities were on loan.

Note 7 – BORROWINGS

In connection with the short sale arrangement between JP Morgan and Shelton Tactical Credit Fund, the Fund may borrow in excess of the short sale proceeds. There were no borrowings during the year.

NOTE 8 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, but it does not have a material impact on the financial statements for the year ended December 31, 2025.

Note 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statement

Report of Independent Registered Public Accounting Firm

31

To the Shareholders of Shelton Funds and Board of Trustees of SCM Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Shelton Funds, comprising the funds listed below (the “Funds”), each a series of SCM Trust, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Shelton Emerging Markets Fund Shelton International Select Equity Fund Shelton Tactical Credit Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021 2025
Shelton Equity Premium Income ETF	For the period from September 8, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

32

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

33

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

For the Shelton Emerging Markets Fund, Shelton International Select Equity Fund, and the Shelton Tactical Credit Fund, this is not applicable to the period covered by this Report.

Shelton Equity Premium Income ETF

At a meeting held on August 14, 2025, the Board of Trustees of SCM Trust (the “Board”), including a majority of the Independent Trustees, considered and approved the Investment Advisory Agreement between SCM Trust, on behalf of the Shelton Equity Premium Income ETF and CCM Partners LP (d/b/a Shelton Capital Management) (“Shelton Capital” or “SCM”), and the Investment Sub-Advisory Agreement between Shelton Capital, Vident Advisory, LLC (dba Vident Asset Management), and SCM Trust, on behalf of the Shelton Equity Premium Income ETF.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital, Vident, and third-party sources. This information, together with other information provided by representatives of Shelton Capital and Vident during the Meeting, and, with respect to Shelton Capital, the information provided by Shelton Capital to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. The material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital with respect to the existing series of SCM Trust, including reports on investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; compliance; and other information relating to the nature, extent and quality of services provided by Shelton Capital to series of SCM Trust. In addition, the Board considered the information provided by Shelton Capital in connection with the annual consideration of the renewal of the advisory agreement for each series of SCM Trust at its March 2025 meeting.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the approval of the Advisory Agreement and Sub-Advisory Agreement with Shelton Capital and Vident representatives. In deciding to approve the Advisory and Sub-Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance; and the overall financial strength and stability of its organization. The Board also considered that the Adviser makes available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser’s continuing need to attract and retain qualified personnel and determined that the Adviser was adequately managing matters related to its other registered mutual fund clients.

Vident, its personnel and its resources. The Board considered the depth and quality of Vident’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at Vident.

Other Services. The Board considered, in connection with the performance of its investment management services to its other registered mutual fund clients: the Shelton Capital’s and Vident’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; the Adviser’s past efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the ETF.

The Board concluded that the Adviser and Vident each had the quality and depth of personnel and investment methods necessary to perform its duties under the Advisory Agreement and Sub-Adviser Agreement, as applicable, and that the nature, extent and overall quality of such services to be provided by the Adviser and Vident were satisfactory and reliable.

Investment Performance

The Trustees noted that because the ETF had not yet launched, investment performance information was not yet available for review.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the contractual annual management fee to be paid by the ETF to the Adviser, of 0.54%, in light of the extent and quality of the advisory services to be provided by the Adviser to the ETF. The Board noted that the ETF would be subject to a “unitary fee” structure, pursuant to which the Adviser would, subject to certain exclusions, pay the ETF’s operating expenses out of the contractual management fee it received from the ETF. The Board reviewed the ETF’s contractual management fee and projected total operating expenses and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board observed that the ETF’s management fee of 0.54% and total net expense ratio of 0.54% were each lower than the ETF’s category median for comparable funds. With respect to Vident, the Board noted that pursuant to the Sub-Advisory Agreement, the Adviser, and not the ETF would be responsible for paying Vident’s sub-advisory fees. The Board also noted the presence of breakpoints in Vident’s sub-advisory fee structure.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to its other clients utilizing a strategy similar to that employed by the ETF. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to the ETF were not indicative of any unreasonableness with respect to the advisory fee to be paid by the ETF. With respect to Vident, the Board noted Vident’s statement that it does not manage any other investment companies or other large institutional clients, including pension funds, with comparable investment objectives or strategies at this time.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s and Vident’s projected costs for providing services to the ETF. The Board also reviewed the resulting level of projected profits to Shelton Capital and Vident, respectively. The Independent Trustees received financial and other information from Shelton Capital and Vident.

34

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Board also considered whether Shelton Capital or Vident would receive any material indirect benefits from managing the ETF, noting the possibility that soft dollar benefits might accrue to Shelton Capital or Vident in the future.

Based on the foregoing, the Board concluded that the ETF’s proposed cost structure and projected level of profits for Shelton Capital and Vident were reasonable and that at this time, neither Shelton Capital nor Vident were experiencing economies of scale or material indirect benefits. The Board noted that the sub-advisory fee was subject to breakpoints based on the assets in the ETF.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the approval of the Advisory Agreement and Sub-Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested and provided during the Meeting, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement and Sub-Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement and Sub-Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Advisory Agreement is, and would be, fair and reasonable to the ETF and its shareholders, that the ETF’s shareholders should receive reasonable value in return for the advisory fees paid to Shelton Capital by the ETF and that the approval of the Advisory Agreement was in the best interests of the ETF and its shareholders.

In addition, also based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Sub-Advisory Agreement is, and would be, fair and reasonable to the ETF and its shareholders, that the ETF’s shareholders should receive reasonable value in return for the sub-advisory fees paid to Vident by Shelton Capital and that the approval of the Sub-Advisory Agreement was in the best interests of the ETF and its shareholders.

Annual Financial Statements and
Additional Information

December 31, 2025

ICON Consumer Select Fund
ICON Equity Fund
ICON Equity Income Fund
ICON Flexible Bond Fund
ICON Health and Information Technology Fund
ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund

Table of Contents	December 31, 2025

See accompanying notes to financial statements.

ICON Consumer Select FundPortfolio of Investments12/31/25

Security Description	Shares	Value
Common Stock (99.92%)

Communications (3.60%)
eBay Inc	11,980	$1,043,458

Consumer, Cyclical (15.69%)
Gentherm Inc*	12,800	465,536
Gildan Activewear Inc	24,000	1,499,040
Lear Corp	6,290	720,834
Steven Madden Ltd	27,000	1,124,280
Visteon Corp	7,800	741,780
Total Consumer, Cyclical		4,551,470

Consumer, Non-cyclical (12.60%)
The Boston Beer Co Inc*	2,520	491,728
Coca-Cola Europacific Partners PLC	18,852	1,709,876
Koninklijke Ahold Delhaize NV	35,619	1,454,324
Total Consumer, Non-cyclical		3,655,928

Financial (68.02%)
American Express Co	5,500	2,034,724
Arch Capital Group Ltd*	15,200	1,457,984
Assurant Inc	4,742	1,142,111
Equitable Holdings Inc	39,200	1,867,880
Everest Group Ltd	3,200	1,085,920
F&G Annuities & Life Inc	1,230	37,946
Fidelity National Financial Inc	20,500	1,119,095
The Hartford Insurance Group Inc	12,020	1,656,356
Huntington Bancshares Inc	86,316	1,497,583
Kearny Financial Corp	14,000	103,740
LPL Financial Holdings Inc	4,711	1,682,628
Mastercard Inc	2,200	1,255,936
RenaissanceRe Holdings Ltd	6,500	1,827,540
Visa Inc	5,100	1,788,621
Voya Financial Inc	15,733	1,171,951
Total Financial		19,730,015

Total Common Stock (Cost $20,413,219)		28,980,871

Money Market Funds (0.59%)
First American Government Obligations Fund, 7-Day Yield: 3.67% (Cost $171,828)	171,828	171,828

Total Investments (Cost $20,585,047) (100.51%)		$29,152,699
Liabilities in Excess of Other Assets (-0.51%)		(147,993)
Net Assets (100.00%)		$29,004,706

*Non-income producing security.

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments12/31/25

Security Description	Shares	Value
Common Stock (99.13%)

Basic Materials (13.02%)
Century Aluminum Co*	49,000	$1,919,820
The Chemours Co	65,800	775,782
International Paper Co	31,700	1,248,663
Kaiser Aluminum Corp	21,100	2,423,546
Total Basic Materials		6,367,811

Communications (7.84%)
Extreme Networks Inc*	80,000	1,332,000
T-Mobile US Inc	7,200	1,461,888
Vodafone Group PLC	78,800	1,040,948
Total Communications		3,834,836

Consumer, Cyclical (12.40%)
Delta Air Lines Inc	26,900	1,866,860
Gildan Activewear Inc	21,300	1,330,398
Magna International Inc	27,100	1,444,430
RH*	2,800	501,620
Southwest Airlines Co	22,400	925,792
Total Consumer, Cyclical		6,069,100

Consumer, Non-cyclical (6.72%)
Euronet Worldwide Inc*	11,683	889,193
Global Payments Inc	11,837	916,184
Performance Food Group Co*	16,475	1,481,432
Total Consumer, Non-cyclical		3,286,809

Energy (4.67%)
Baker Hughes Co	24,400	1,111,176
Phillips 66	9,100	1,174,264
Total Energy		2,285,440

Financial (30.88%)
Bank of America Corp	32,488	1,786,840
Horace Mann Educators Corp	48,800	2,253,584
JPMorgan Chase & Co	6,850	2,207,207
Lazard Inc	31,600	1,534,496
Lincoln National Corp	47,900	2,132,987
LPL Financial Holdings Inc	6,800	2,428,756
Mastercard Inc	1,477	843,190
Truist Financial Corp	39,100	1,924,111
Total Financial		15,111,171

Industrial (9.59%)
Alamo Group Inc	7,400	1,242,238
Armstrong World Industries Inc	13,150	2,512,965
Stanley Black & Decker Inc	12,600	935,928
Total Industrial		4,691,131

Technology (11.12%)
CEVA Inc*	29,500	634,840
NVIDIA Corp	2,500	466,250
Seagate Technology Holdings PLC	13,100	3,607,608
Synaptics Inc*	9,900	732,798
Total Technology		5,441,496

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Utilities (2.89%)
Dominion Energy Inc	24,100	$1,412,019

Total Common Stock (Cost $33,915,115)		48,499,813

Investment Companies (1.21%)	Shares	Value

Exchange-Traded Funds (1.14%)
Direxion Daily Small Cap Bull 3X Shares	7,550	343,827
iShares MSCI ACWI ETF	1,500	212,235
Total Exchange-Traded Funds		556,062

Money Market Funds (0.07%)
First American Government Obligations Fund, 7-Day Yield: 3.67%	35,712	35,712

Total Investment Companies (Cost $485,949)		591,774

Total Investments (Cost $34,401,064) (100.34%)		$49,091,587
Liabilities in Excess of Other Assets (-0.34%)		(165,327)
Net Assets (100.00%)		$48,926,260

*Non-income producing security.

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments12/31/25

Security Description	Shares	Value
Common Stock (96.34%)

Basic Materials (4.57%)
The Chemours Co	118,100	$1,392,399
Huntsman Corp	49,100	491,000
Total Basic Materials		1,883,399

Communications (9.03%)
Iridium Communications Inc	62,640	1,088,683
Nexstar Media Group Inc	8,075	1,639,629
Vodafone Group PLC	75,031	991,160
Total Communications		3,719,472

Consumer, Non-Cyclical (13.81%)
Amgen Inc	4,500	1,472,895
Archer-Daniels-Midland Co	25,000	1,437,250
GSK PLC	32,800	1,608,512
Ingredion Inc	10,600	1,168,756
Total Consumer, Non-Cyclical		5,687,413

Energy (3.79%)
Archrock Inc	60,000	1,561,200

Financial (32.18%)
Horace Mann Educators Corp	42,300	1,953,414
Huntington Bancshares Inc	61,654	1,069,697
ING Groep NV	93,403	2,615,284
Kearny Financial Corp	40,000	296,400
KeyCorp	107,600	2,220,864
Lazard Inc	23,643	1,148,104
OneMain Holdings Inc	28,000	1,891,400
The Western Union Co	220,500	2,052,855
Total Financial		13,248,018

Industrial (7.71%)
Lockheed Martin Corp	3,900	1,886,313
Trinity Industries Inc	48,800	1,290,272
Total Industrial		3,176,585

Utilities (25.25%)
The AES Corp	136,428	1,956,377
DTE Energy Co	16,100	2,076,578
Evergy Inc	31,900	2,312,431
National Fuel Gas Co	26,537	2,124,552
Portland General Electric Co	40,162	1,927,374
Total Utilities		10,397,312

Total Common Stock (Cost $34,389,941)		39,673,399

Corporate Debt (1.43%)

Consumer, Cyclical (0.79%)
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 02/15/2032	350,784	323,801

Energy (0.64%)
NuStar Logistics LP, 6.375%, 10/01/2030	250,000	263,124

Total Corporate Debt (Cost $551,381)		586,925

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Asset Backed Securities (2.11%)
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 01/15/2026(144A)	314,815	$314,552
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 06/15/2028	292,250	283,503
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 02/15/2028	118,705	116,198
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061(144A)	250,000	153,386
Total Asset Backed Securities (Cost $915,990)		867,639

Money Market Funds (1.29%)
First American Government Obligations Fund, 7-Day Yield: 3.67% (Cost $530,630)	530,630	530,630

Total Investments (Cost $36,387,942) (101.17%)		$41,658,593
Liabilities in Excess of Other Assets (-1.17%)		(482,931)
Net Assets (100.00%)		$41,175,662

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2025, these securities had a total aggregate market value of $467,938 which represented approximately 1.14% of net assets.

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments12/31/25

Security Description	Shares	Value
Common Stock (2.16%)

Financial (2.16%)
AGNC Investment Corp	77,513	$830,939.00
Ares Capital Corp	48,622	983,623
California First Leasing Corp*	10,000	279,000
Crescent Capital BDC Inc	109,294	1,535,581
Goldman Sachs BDC Inc	336,000	3,118,080
Oaktree Specialty Lending Corp	215,000	2,739,100
Total Common Stock (Cost $10,003,264)		9,486,323

Corporate Debt (49.03%)

Basic Materials (1.07%)
Huntsman International LLC, 5.700%, 10/15/34	2,000,000	1,814,363
Mercer International Inc, 12.875%, 10/01/28 (144A)	1,000,000	775,218
Mineral Resources Ltd, 9.250%, 10/01/28 (144A)	2,000,000	2,099,001
Total Basic Materials		4,688,582

Communications (1.87%)
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 03/01/30 (144A)	2,000,000	1,910,097
Cincinnati Bell Telephone Co LLC, 6.300%, 12/01/28	5,315,000	5,275,138
DISH Network Corp, 11.750%, 11/15/27 (144A)	1,000,000	1,040,780
Total Communications		8,226,015

Consumer, Cyclical (3.99%)
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 02/15/32	2,736,114	2,525,652
Aptiv Swiss Holdings Ltd, 6.875%, 12/15/54(a)	2,500,000	2,607,509
Champ Acquisition Corp, 8.375%, 12/01/31 (144A)	3,497,000	3,777,124
General Motors Financial Co Inc, 5.750%(a),(b)	1,000,000	987,553
Odeon Finco PLC, 12.750%, 11/01/27 (144A)	4,500,000	4,639,788
Tenneco Inc, 8.000%, 11/17/28 (144A)	3,000,000	3,009,600
Total Consumer, Cyclical		17,547,226

Consumer, Non-cyclical (3.05%)
Bausch + Lomb Corp, 8.375%, 10/01/28 (144A)	2,180,000	2,275,375
CVS Pass-Through Trust Series 2013, 4.704%, 01/10/36 (144A)	585,571	543,523
Embecta Corp, 5.000%, 02/15/30 (144A)	2,000,000	1,911,446
Horizon Mutual Holdings Inc, 6.200%, 11/15/34 (144A)	3,500,000	3,384,988
McKesson Corp, 7.650%, 03/01/27	2,000,000	2,076,639
Veritiv Operating Co, 10.500%, 11/30/30 (144A)	3,000,000	3,225,639
Total Consumer, Non-cyclical		13,417,610

Energy (8.66%)
Andeavor LLC, 5.125%, 12/15/26	4,000,000	3,996,913
APA Corp, 5.250%, 02/01/42	2,000,000	1,697,647
APA Corp, 5.350%, 07/01/49	2,000,000	1,662,299
Bristow Group Inc, 6.875%, 03/01/28 (144A)	4,000,000	4,004,924
Coterra Energy Operating Co, 4.375%, 03/15/29	3,000,000	2,904,285
Enbridge Inc, 8.250%, 01/15/84(a)	1,000,000	1,070,031
Energy Transfer LP, 6.000%, 02/01/29 (144A)	3,000,000	3,032,671
Energy Transfer LP, 6.500%(a),(b)	2,500,000	2,511,010
Enterprise Products Operating LLC, 7.099%, 08/16/77(a)	1,711,000	1,707,640
NuStar Logistics LP, 6.375%, 10/01/30	2,000,000	2,104,996
Phillips 66 Co, 5.875%, 03/15/56(a)	4,000,000	3,957,203
Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	6,490,000	6,729,793
Tidewater Inc, 9.125%, 07/15/30 (144A)	2,500,000	2,682,348
Total Energy		38,061,760

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Financial (21.52%)
Air Lease Corp, 4.125%(a),(b)	5,500,000	$5,369,025
The Allstate Corp, 7.051%, 08/15/53(a)	900,000	900,187
Ally Financial Inc, 4.700%(a),(b)	5,000,000	4,754,095
Aretec Group Inc, 10.000%, 08/15/30 (144A)	1,350,000	1,456,843
The Bank of Nova Scotia, 7.350%, 04/27/85(a)	2,000,000	2,079,854
Capital One Financial Corp, 5.500%(a),(b)	2,000,000	2,006,660
The Charles Schwab Corp, 4.000%(a),(b)	5,000,000	4,969,446
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,529,007
Citigroup Inc, 3.875%(a),(b)	3,000,000	2,989,538
Citigroup Inc, 6.750%(a),(b)	2,000,000	2,035,858
Citigroup Inc, 7.125%(a),(b)	3,500,000	3,608,388
Corebridge Financial Inc, 6.875%, 12/15/52(a)	4,000,000	4,096,143
Enova International Inc, 11.250%, 12/15/28 (144A)	2,000,000	2,115,054
Enstar Finance LLC, 5.500%, 01/15/42(a)	2,500,000	2,462,201
F&G Annuities & Life Inc, 6.500%, 06/04/29	2,000,000	2,083,561
Fifth Third Bancorp, 6.967%(a),(b)	500,000	500,989
Fifth Third Bancorp, 7.063%(a),(b)	6,718,000	6,761,120
Genworth Holdings Inc, 6.116%, 11/15/36(a)	4,151,000	3,475,346
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27 (144A)	540,000	560,506
Huntington Bancshares Inc, 4.450%(a),(b)	2,000,000	1,966,777
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 06/15/30	3,000,000	2,867,631
M&T Bank Corp, 3.500%(a),(b)	2,000,000	1,937,704
MetLife Inc, 10.750%, 08/01/39	2,000,000	2,667,852
The PNC Financial Services Group Inc, 3.400%(a),(b)	12,000,000	11,764,070
PXRE Capital Trust VI, 7.834%, 09/30/33 (144A)(a)	1,000,000	937,990
Sammons Financial Group Inc, 4.750%, 04/08/32 (144A)	2,500,000	2,432,186
Talcott Resolution Life Inc, 7.650%, 06/15/27	3,000,000	3,067,646
Truist Financial Corp, 5.125%(a),(b)	2,000,000	1,999,758
Truist Financial Corp, 6.669%(a),(b)	2,000,000	2,005,470
Wells Fargo & Co, 3.900%(a),(b)	4,100,000	4,087,245
Wells Fargo & Co, 6.850%(a),(b)	2,000,000	2,090,028
Total Financial		94,578,178

Government (2.17%)
Farm Credit Bank of Texas, 7.000%(a),(b)	2,000,000	2,061,657
Farm Credit Bank of Texas, 7.750%(a),(b)	7,165,000	7,499,935
Total Government		9,561,592

Industrial (2.31%)
Cascades Inc/Cascades USA Inc, 5.375%, 01/15/28 (144A)	2,000,000	1,994,871
Danaos Corp, 8.500%, 03/01/28 (144A)	2,010,000	2,023,463
FTAI Aviation Investors LLC, 5.500%, 05/01/28 (144A)	4,000,000	4,003,500
MasTec Inc, 6.625%, 08/15/29 (144A)	750,000	754,875
Vontier Corp, 2.950%, 04/01/31	1,500,000	1,376,032
Total Industrial		10,152,741

Technology (0.75%)
Pitney Bowes Inc, 6.875%, 03/15/27 (144A)	2,000,000	2,001,302
Rocket Software Inc, 9.000%, 11/28/28 (144A)	1,245,000	1,283,790
Total Technology		3,285,092

Utilities (3.66%)
AltaGas Ltd, 7.200%, 10/15/54 (144A)(a)	2,000,000	2,073,484
American Electric Power Co Inc, 5.800%, 03/15/56(a)	3,290,000	2,088,750
American Electric Power Co Inc, 7.050%, 12/15/54(a)	2,000,000	3,266,182
Entergy Corp, 7.125%, 12/01/54(a)	4,000,000	4,199,814
Spire Inc, 6.250%, 06/01/56(a)	3,000,000	2,985,083
Vistra Operations Co LLC, 5.000%, 07/31/27 (144A)	1,460,000	1,463,359
Total Utilities		16,076,672

Total Corporate Debt (Cost $211,695,066)		215,595,468

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Asset Backed Securities (29.14%)
AG Trust 2024-NLP, 7.561%, 08/15/41 (144A)(a)	5,440,000	$5,473,352
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/27 (144A)	680,621	669,388
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 01/15/26 (144A)	1,424,852	1,423,662
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	1,099,835	1,080,326
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 06/15/28	1,151,465	1,117,002
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 02/15/28	6,630,868	6,490,792
Atrium Hotel Portfolio Trust 2024-ATRM, 7.935%, 11/10/29 (144A)(a)	5,000,000	5,102,370
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 09/15/31 (144A)	1,258,917	1,208,563
BRSP 2021-FL1 Ltd, 7.296%, 08/19/38 (144A)(a)	3,000,000	2,972,475
BX 2025-BIO3 Mortgage Trust, 7.193%, 02/10/42 (144A)(a)	5,000,000	5,071,701
BXMT 2020-FL2 LTD, 6.277%, 02/15/38 (144A)(a)	2,000,000	1,915,674
BXMT 2021-FL4 Ltd, 6.100%, 05/15/38 (144A)(a)	10,000,000	9,618,731
CVS Pass-Through Trust, 7.507%, 01/10/32 (144A)	3,047,811	3,234,879
Finance of America Structured Securities Trust, 3.500%, 11/25/74 (144A)	1,257,195	1,219,213
Flexential Issuer 2021-1, 6.930%, 11/27/51 (144A)	9,000,000	8,931,888
Frontier Issuer LLC, 11.160%, 06/20/54 (144A)	3,000,000	3,343,887
Frontier Issuer LLC, 11.500%, 08/20/53 (144A)	6,000,000	6,177,064
GPMT 2021-FL3 Ltd, 7.499%, 07/16/35 (144A)(a)	4,465,000	4,103,528
GPMT 2021-FL4 Ltd, 7.298%, 12/15/36 (144A)(a)	5,000,000	4,302,119
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 05/15/29	2,714,074	2,761,438
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/28	3,260,140	3,321,088
KREF 2021-FL2 Ltd, 6.050%, 02/15/39 (144A)(a)	5,000,000	4,941,099
LoanCore 2021-CRE6 Issuer Ltd, 7.315%, 11/15/38 (144A)(a)	5,000,000	4,947,323
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, 10/20/61 (144A)	4,000,000	3,339,170
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/61 (144A)	6,750,000	4,141,412
Onity Loan Investment Trust 2025-HB1, 3.000%, 06/25/38 (144A)(a)	1,877,000	1,766,938
Pioneer Aircraft Finance Ltd, 3.967%, 06/15/44 (144A)	444,534	441,691
SMB Private Education Loan Trust 2014-A, 4.500%, 09/15/45 (144A)	3,000,000	2,605,278
STWD 2021-FL2 Ltd, 6.649%, 04/18/38 (144A)(a)	12,654,000	12,685,870
STWD 2022-FL3 Ltd, 7.234%, 11/15/38 (144A)(a)	3,590,000	3,518,626
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 01/07/26	1,788,194	1,787,648
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 03/01/26	600,826	600,390
UNIV Trust 2025-APTS, 6.650%, 11/15/42 (144A)(a)	3,000,000	3,003,733
VMC Finance 2021-FL4 LLC, 6.099%, 06/16/36 (144A)(a)	5,000,000	4,831,741
Total Asset Backed Securities (Cost $132,737,910)		128,150,059

Preferred Stock (9.44%)
Annaly Capital Management Inc, 8.101%(a)	112,405	2,802,257
Annaly Capital Management Inc, 8.922%(a),(b)	49,365	1,256,833
Bank of America Corp, 7.250%	4,950	6,185,644
Capital One Financial Corp, 5.000%	96,467	1,833,838
The Goldman Sachs Group Inc, 4.797%(a)	341,016	6,632,761
JPMorgan Chase & Co, 5.750%	304,870	7,597,360
Public Storage, 5.150%(b)	5,604	115,723
Raymond James Financial Inc, 6.375%(a)	33,761	843,687
UMH Properties Inc, 6.375%	546,248	11,919,131
Wells Fargo & Co, 7.500%	1,907	2,313,253
Total Preferred Stock (Cost $42,500,119)		41,500,487

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Investment Companies (8.94%)

Exchange-Traded Funds (0.51%)
Invesco Senior Loan ETF	107,699	$2,261,679

Mutual Funds (7.03%)
BlackRock Floating Rate Income Trust	82,618	936,062
Eaton Vance Floating-Rate Income Trust	150,337	1,697,305
Eaton Vance Senior Floating-Rate Trust	50,000	557,000
MFS High Yield Municipal Trust	821,456	2,883,311
MFS Investment Grade Municipal Trust	244,295	1,942,145
Nuveen California Select Tax-Free Income Portfolio	71,644	945,701
Nuveen Credit Strategies Income Fund	256,035	1,285,296
Nuveen Floating Rate Income Fund	1,697,471	13,291,190
Nuveen New York Select Tax-Free Income Portfolio	109,888	1,326,403
Pioneer Diversified High Income Fund Inc	245,326	345,910
Pioneer Floating Rate Fund Inc	364,437	76,532
Pioneer High Income Fund Inc	613,257	110,386
Pioneer Municipal High Income Advantage Fund Inc	704,314	288,769
Pioneer Municipal High Income Fund Trust	163,375	58,815
Pioneer Municipal High Income Opportunities Fund Inc	194,683	29,202
RiverNorth Capital and Income Fund	120,282	1,727,250
Total Return Securities Fund	545,899	3,395,492
Total Mutual Funds		30,896,769

Money Market Funds (1.40%)
First American Government Obligations Fund, 7-Day Yield: 3.67% (Cost $6,166,954)	6,166,954	6,166,954

Total Investment Companies (Cost $39,402,201)		39,325,402

Total Investments (Cost $436,338,560) (98.71%)		$434,057,739
Other Net Assets (1.29%)		5,657,617
Net Assets (100.00%)		$739,715,356

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2025, these securities had a total aggregate market value of $179,156,923 which represented approximately 40.74% of net assets.

(a)Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2025 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See accompanying notes to financial statements.

ICON Health and Information Technology FundPortfolio of Investments12/31/25

Security Description	Shares	Value
Common Stock (98.64%)

Communications (28.21%)
Alphabet Inc	12,500	$3,922,500
Arista Networks Inc*	35,000	4,586,050
CDW Corp	11,800	1,607,160
Cisco Systems Inc	65,390	5,036,992
Meta Platforms Inc	6,000	3,960,540
Palo Alto Networks Inc*	15,000	2,763,000
Total Communications		21,876,242

Consumer, Non-cyclical (9.93%)
Encompass Health Corp	35,840	3,804,058
HCA Healthcare Inc	8,352	3,899,215
Total Consumer, Non-cyclical		7,703,273

Industrial (14.33%)
Arrow Electronics Inc*	25,590	2,819,506
Avnet Inc	57,000	2,740,560
TD SYNNEX Corp	20,320	3,052,674
Universal Display Corp	21,384	2,497,224
Total Industrial		11,109,964

Technology (46.18%)
Amdocs Ltd	24,436	1,967,342
Autodesk Inc*	10,000	2,960,100
Globant SA*	15,485	1,012,254
Intel Corp*	52,508	1,937,545
Kulicke & Soffa Industries Inc	58,000	2,642,480
MKS Inc	18,000	2,876,400
Pegasystems Inc	41,493	2,477,962
Salesforce Inc	10,862	2,877,452
Seagate Technology Holdings PLC	12,719	3,502,685
ServiceNow Inc*	17,620	2,699,208
Taiwan Semiconductor Manufacturing Co Ltd	16,700	5,074,963
Teradyne Inc	17,915	3,467,627
Tyler Technologies Inc*	5,057	2,295,625
Total Technology		35,791,643

Total Common Stock (Cost $56,699,765)		76,481,122

Investment Companies (1.45%)
Exchange-Traded Funds (1.31%)
Invesco S&P SmallCap Information Technology ETF	18,000	1,018,910

Money Market Funds (0.13%)
First American Government Obligations Fund, 7-Day Yield: 3.67%	104,466	104,466

Total Investment Companies (Cost $879,040)		1,123,376

Total Investments (Cost $57,578,805) (100.09%)		$77,604,498
Liabilities in Excess of Other Assets (-0.09%)		(66,192)
Net Assets (100.00%)		$77,538,306

*Non-income producing security.

See accompanying notes to financial statements.

ICON Natural Resources and Infrastructure FundPortfolio of Investments12/31/25

Security Description	Shares	Value
Common Stock (92.01%)

Basic Materials (24.70%)
ArcelorMittal SA	27,000	$1,230,390
Barrick Mining Corp	80,000	3,484,000
BHP Group Ltd	40,000	2,414,800
Cameco Corp	41,000	3,751,090
Carpenter Technology Corp	16,000	5,037,440
Century Aluminum Co*	193,000	7,561,739
Cia de Minas Buenaventura SAA	83,000	2,309,890
Kaiser Aluminum Corp	20,000	2,297,200
Steel Dynamics Inc	8,000	1,355,600
Trinseo PLC#	1,000,000	497,000
Total Basic Materials		29,939,149

Consumer, Cyclical (8.43%)
REV Group Inc	70,000	4,256,700
Stellantis NV	330,000	3,593,700
Thor Industries Inc	23,000	2,361,410
Total Consumer Cyclical		10,211,810

Consumer, Non-Cyclical (5.41%)
The Brink’s Co	16,000	1,867,680
Deluxe Corp	210,000	4,689,300
Total Consumer, Non-Cyclical		6,556,980

Energy (27.07%)
Archrock Inc	170,000	4,423,400
CVR Energy Inc*	165,000	4,197,600
HF Sinclair Corp	133,000	6,128,640
Phillips 66	35,000	4,516,400
TETRA Technologies Inc*	650,000	6,090,500
TPI Composites Inc*,#	650,000	7,508
Transocean Ltd*	1,800,000	7,434,000
Total Energy		32,798,048

Industrial (16.14%)
Ball Corp	25,000	1,324,250
Brady Corp	24,000	1,880,880
Knight-Swift Transportation Holdings Inc	55,000	2,875,400
Kornit Digital Ltd*	165,000	2,372,700
O-I Glass Inc*	265,000	3,911,400
Tetra Tech Inc	90,000	3,018,600
ZTO Express Cayman Inc	200,000	4,178,000
Total Industrial		19,561,230

Technology (2.04%)
3D Systems Corp*	1,400,000	2,478,000

Utilities (8.22%)
Dominion Energy Inc	40,000	2,343,600
National Fuel Gas Co	28,000	2,241,680
Southwest Gas Holdings Inc	30,000	2,400,600
Spire Inc	36,000	2,977,200
Total Utilities		9,963,080

Total Common Stock (Cost $94,507,448)		111,508,297

See accompanying notes to financial statements.

ICON Natural Resources and Infrastructure FundPortfolio of Investments (Continued)12/31/25

Security Description	Shares	Value
Investment Companies (8.28%)

Exchange-Traded Funds (3.91%)
Direxion Daily Small Cap Bull 3X Shares	78,000	$3,552,120
iShares Global Energy ETF	28,000	1,174,040
Total Exchange Traded Funds		4,726,160

Mutual Funds (1.67%)
NYLI CBRE Global Infrastructure Megatrends Term Fund	147,000	2,022,720

Money Market Funds (2.71%)
First American Government Obligations Fund, 7-Day Yield: 3.67%	3,290,403	3,290,403

Total Investment Companies (Cost $9,604,043)		10,039,283

Total Investments (Cost $104,111,491) (100.29%)		$121,547,580
Liabilities in Excess of Other Assets (-0.29%)		(352,202)
Net Assets (100.00%)		$121,195,378

*Non-income producing security.

#Security is illiquid.

See accompanying notes to financial statements.

ICON Utilities and Income FundPortfolio of Investments12/31/25

Security Description	Shares	Value
Common Stock (99.58%)

Communications (12.97%)
Iridium Communications Inc	46,827	$813,853
T-Mobile US Inc	3,800	771,552
Vodafone Group PLC	97,000	1,281,370
Total Communications		2,866,775

Consumer, Cyclical (3.10%)
Suburban Propane Partners LP	36,914	684,386

Utilities (83.50%)
Ameren Corp	12,082	1,206,510
American Electric Power Co Inc	11,440	1,319,146
Atmos Energy Corp	7,480	1,253,872
Black Hills Corp	12,237	849,493
CMS Energy Corp	12,200	853,146
Consolidated Edison Inc	11,100	1,102,452
DTE Energy Co	8,559	1,103,940
Evergy Inc	16,900	1,225,081
Eversource Energy	15,300	1,030,149
National Fuel Gas Co	14,641	1,172,158
New Jersey Resources Corp	19,700	908,564
NextEra Energy Inc	13,762	1,104,813
NiSource Inc	24,300	1,014,768
ONE Gas Inc	12,600	973,350
Portland General Electric Co	20,104	964,791
Spire Inc	13,100	1,083,370
Xcel Energy Inc	17,400	1,285,164
Total Utilities		18,450,767

Total Common Stock (Cost $17,983,381)		22,001,928

Money Market Funds (0.62%)
First American Government Obligations Fund, 7-Day Yield: 3.67% (Cost $137,327)	137,327	137,327

Total Investments (Cost $18,120,708) (100.20%)		$22,139,255
Liabilities in Excess of Other Assets (-0.20%)		(43,284)
Net Assets (100.00%)		$22,095,971

See accompanying notes to financial statements.

Statement of Assets & Liabilities December 31, 2025

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources And Infrastructure Fund	Icon Utilities And Income Fund
Assets
Investments in securities
Cost of investments	$20,585,047	$34,401,064	$36,387,942	$436,338,560	$57,578,805	$104,111,491	$18,120,708
Fair value of investments (Note 1)	29,152,699	49,091,587	41,658,593	434,057,739	77,604,498	121,547,580	22,139,255
Interest receivable	734	48	17,630	3,106,901	889	8,328	790
Dividend receivable	20,591	48,381	96,536	361,251	49,216	52,880	87,045
Receivable from investment advisor	—	—	—	—	—	—	—
Receivable for fund shares sold	45,394	65,006	8,702	1,555,006	47,765	134,609	6,753
Receivable for investment securities sold	—	135,120	—	3,081,939	—	—	—
Securities Lending income receivable	—	20	13	1,287	20	997	—
Reclaim receivable	—	—	3,133	—	—	—	—
Prepaid expenses	31,404	—	—	46,636	36,974	43,982	5,533
Total assets	$29,250,822	$49,340,162	$41,784,607	$442,210,759	$77,739,362	$121,788,376	$22,239,376

Liabilities
Payable to investment advisor	$26,021	$33,041	$27,994	$243,601	$70,651	$110,016	$20,495
Payable for fund shares purchased	43,978	77,168	19,817	445,670	46,876	272,680	11,470
Payable for securities purchased	104,513	108,015	298,608	1,302,375	—	—	—
Distributions payable	1,498	15,331	28,086	297,975	—	80,493	12,034
Accrued 12b-1 fees	326	3,581	2,687	6,793	266	1,194	890
Accrued administration fees	2,372	4,016	3,403	35,787	6,440	10,029	1,868
Accrued CCO fees	254	6,917	8,973	8,659	334	2,157	1,303
Accrued custody fees	—	3,689	6,089	1,517	—	—	831
Accrued fund accounting fees	—	27,001	37,832	8,816	—	1,726	10,663
Accrued printing fees	—	17,566	13,136	—	—	—	302
Accrued registration fees	44,702	26,061	45,692	16,327	36,565	34,983	33,037
Accrued transfer agent fees	10,595	36,821	54,391	53,113	15,499	46,839	20,806
Accrued trustee fees	—	6,847	7,395	709	—	—	2,260
Accrued expenses	11,857	47,848	54,842	74,061	24,425	32,881	27,446
Total liabilities	246,116	413,902	608,945	2,495,403	201,056	592,998	143,405

Commitments and contingencies (Note 2)

Net assets	$29,004,706	$48,926,260	$41,175,662	$439,715,356	$77,538,306	$121,195,378	$22,095,971

Net assets at December 31, 2025 consist of
Paid-in capital	$23,281,511	$33,761,640	$37,115,430	$457,283,893	$55,345,510	$311,521,213	$18,962,783
Distributable earnings/(loss)	5,723,195	15,164,620	4,060,232	(17,568,537)	22,192,796	(190,325,835)	3,133,188
Total net assets	$29,004,706	$48,926,260	$41,175,662	$439,715,356	$77,538,306	$121,195,378	$22,095,971

Net assets
Institutional Shares	$27,555,311	$33,076,799	$29,328,754	$409,687,974	$76,373,412	$116,032,580	$18,199,052
Investor Shares	$1,449,395	$15,849,461	$11,846,908	$30,027,382	$1,164,894	$5,162,798	$3,896,919

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	2,982,803	1,203,628	1,654,763	47,854,927	4,958,652	6,416,817	1,712,699
Investor Shares (no par value, unlimited shares authorized)	160,354	624,305	671,152	3,550,280	86,295	289,842	378,125

Net asset value per share
Institutional Shares	$9.24	$27.48	$17.72	$8.56	$15.40	$18.08	$10.63
Investor Shares	$9.04	$25.39	$17.65	$8.46	$13.50	$17.81	$10.31

See accompanying notes to financial statements.

Statement of Operations Year Ended December 31, 2025

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources And Infrastructure Fund	Icon Utilities And Income Fund
Investment income
Interest income	$2,953	$588	$324,415	$19,720,285	$6,095	$40,442	$1,829
Cash dividend income (net of foreign tax withheld: $11,785, $11,639, $25,891, $-, $14,000, $26,137, $2,450 respectively)	447,776	1,042,571	1,706,768	8,641,775	565,564	2,083,532	833,907
Non-cash dividend income	41,193	—	—	—	—	—	—
Other Income	—	—	—	—	—	—	—
Income from securities lending, net	781	2,718	8,053	57,891	389	55,737	8
Total	492,703	1,045,877	2,039,236	28,419,951	572,048	2,179,711	835,744

Expenses
Management fees (Note 2)	311,565	360,871	314,977	2,307,604	770,786	1,202,655	233,504
Administration fees (Note 2)	28,655	44,239	38,621	353,545	70,866	110,576	21,474
Interest Expense	—	—	—	—	—	—	—
Transfer agent fees	23,961	26,326	35,302	141,567	41,704	92,940	24,305
Accounting services	22,040	31,782	34,228	80,974	25,756	31,367	23,619
Custodian fees	1,997	3,673	2,522	23,889	2,958	5,374	1,467
Legal and audit fees	21,070	31,669	35,209	88,628	26,475	35,293	24,159
CCO fees (Note 2)	2,537	5,166	4,423	31,935	6,001	9,647	2,178
Trustees fees	6,288	8,313	8,076	6,483	6,080	6,257	7,098
Insurance	599	1,229	1,071	8,523	1,484	2,317	540
Printing	17,460	26,294	29,403	51,931	24,600	42,567	16,779
Registration and dues	20,630	13,464	5,585	85,750	27,299	39,530	33,661
Investor Class 12b-1 fees (Note 2)	3,960	36,899	29,857	66,780	3,045	13,586	10,016
Total expenses	460,762	589,925	539,274	3,247,609	1,007,054	1,592,109	398,800
Less reimbursement from manager (Note 2)	—	—	—	(262,655)	—	—	—
Net expenses	460,762	589,925	539,274	2,984,954	1,007,054	1,592,109	398,800
Net investment income/(loss)	31,941	455,952	1,499,962	25,434,997	(435,006)	587,602	436,944

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	1,321,830	5,316,791	1,835,769	(922,741)	11,527,946	3,639,142	444,605
Change in unrealized appreciation/(depreciation) of investments	259,035	1,312,529	2,280,351	(3,953,164)	1,187,682	12,522,447	2,336,070
Net realized and unrealized gain/(loss) on investments	1,580,865	6,629,320	4,116,120	(4,875,905)	12,715,628	16,161,589	2,780,675
Net increase/(decrease) in net assets resulting from operations	$1,612,806	$7,085,272	$5,616,082	$20,559,092	$12,280,622	$16,749,191	$3,217,619

See accompanying notes to financial statements.

Statement of Changes In Net Assets

	Icon Consumer Select Fund		Icon Equity Fund		Icon Equity Income Fund		Icon Flexible Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income/(loss)	$31,941	$(65,786)	$455,952	$320,065	$1,499,962	$1,869,530	$25,434,997	$20,548,122
Net realized gain/(loss) from security transactions and foreign currency	1,321,830	5,506,781	5,316,791	5,504,365	1,835,769	(635,383)	(922,741)	(565,232)
Change in unrealized appreciation/(depreciation) of investments	259,035	(987,525)	1,312,529	(3,084,670)	2,280,351	1,523,951	(3,953,164)	3,691,922
Net increase/(decrease) in net assets resulting from operations	1,612,806	4,453,470	7,085,272	2,739,760	5,616,082	2,758,098	20,559,092	23,674,812

Distributions to shareholders
Distributions
Institutional Shares(a)	(2,841,765)	(5,056,524)	(3,285,032)	(3,816,102)	(1,115,782)	(1,390,205)	(24,311,815)	(18,908,583)
Investor Shares(b)	(153,772)	(268,477)	(1,618,656)	(1,566,054)	(411,052)	(551,690)	(1,739,218)	(1,479,685)
Institutional Return of capital	—	—	—	—	(6,582)	—	—	—
Investor Return of capital	—	—	—	—	(2,658)	—	—	—
Total Distributions	(2,995,537)	(5,325,001)	(4,903,688)	(5,382,156)	(1,536,074)	(1,941,895)	(26,051,033)	(20,388,268)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(4,306,755)	(10,709,668)	(3,016,213)	(4,653,267)	(5,934,912)	(10,856,289)	93,135,579	95,339,912
Total increase/(decrease)	(5,689,486)	(11,581,199)	(834,629)	(7,295,663)	(1,854,904)	(10,040,086)	87,643,638	98,626,456

Net assets
Beginning of year	34,694,192	46,275,391	49,760,889	57,056,552	43,030,566	53,070,652	352,071,718	253,445,262
End of year	$29,004,706	$34,694,192	$48,926,260	$49,760,889	$41,175,662	$43,030,566	$439,715,356	$352,071,718

See accompanying notes to financial statements.

Statement of Changes In Net Assets (Continued)

	Icon Health & Information Technology Fund		Icon Natural Resources and Infrastructure Fund		Icon Utilities and Income Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income/(loss)	$(435,006)	$(401,292)	$587,602	$1,001,877	$436,944	$483,436
Net realized gain/(loss) from security transactions and foreign currency	11,527,946	5,188,296	3,639,142	18,114,166	444,605	(26,109)
Change in unrealized appreciation/(depreciation) of investments	1,187,682	6,456,788	12,522,447	(5,479,299)	2,336,070	2,622,376
Net increase/(decrease) in net assets resulting from operations	12,280,622	11,243,792	16,749,191	13,636,744	3,217,619	3,079,703

Distributions to shareholders
Distributions
Institutional Shares(a)	(13,523,871)	(4,339,166)	(10,892,784)	(10,078,825)	(364,556)	(453,160)
Investor Shares(b)	(229,730)	(79,717)	(464,807)	(444,050)	(65,662)	(86,182)
Institutional Return of capital	—	—	—	—	—	—
Investor Return of capital	—	—	—	—	—	—
Total Distributions	(13,753,601)	(4,418,883)	(11,357,591)	(10,522,875)	(430,218)	(539,342)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(1,564,783)	(14,553,051)	(8,354,719)	12,741,237	(2,491,250)	(3,966,139)
Total increase/(decrease)	(3,037,762)	(7,728,142)	(2,963,119)	15,855,106	296,151	(1,425,778)

Net assets
Beginning of year	80,576,068	88,304,210	124,158,497	108,303,391	21,799,820	23,225,598
End of year	$77,538,306	$80,576,068	$121,195,378	$124,158,497	$22,095,971	$21,799,820

See accompanying notes to financial statements.

Statement of Changes In Net Assets (Continued)

Icon Consumer Select Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	197,343	$1,845,684	147,745	$1,557,617	2,170	$18,905	974	$9,661
Shares issued in reinvestment of distributions	301,813	2,714,120	474,356	4,762,537	14,973	131,608	26,056	256,908
Shares repurchased	(901,047)	(8,623,719)	(1,624,365)	(16,874,711)	(42,772)	(393,353)	(39,560)	(421,680)
Net increase/(decrease)	(401,891)	$(4,063,915)	(1,002,264)	$(10,554,557)	(25,629)	$(242,840)	(12,530)	$(155,111)

Icon Equity Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	77,257	$2,118,449	142,887	$3,823,202	55,620	$1,342,814	4,352	$113,890
Shares issued in reinvestment of distributions	117,018	3,155,152	124,796	3,550,491	63,546	1,577,650	57,763	1,528,914
Shares repurchased	(338,812)	(9,280,863)	(422,722)	(11,700,579)	(76,791)	(1,929,415)	(76,237)	(1,969,185)
Net increase/(decrease)	(144,537)	$(4,007,262)	(155,039)	$(4,326,886)	42,375	$991,049	(14,122)	$(326,381)

Icon Equity Income Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	149,653	$2,504,208	226,600	$3,637,031	6,135	$106,569	3,059	$48,804
Shares issued in reinvestment of distributions	63,516	1,075,393	83,792	1,345,312	21,539	362,941	30,979	495,111
Shares repurchased	(464,323)	(7,803,641)	(748,688)	(11,970,477)	(130,536)	(2,180,382)	(275,356)	(4,412,070)
Net increase/(decrease)	(251,154)	$(4,224,040)	(438,296)	$(6,988,134)	(102,862)	$(1,710,872)	(241,318)	$(3,868,155)

Icon Flexible Bond Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	21,052,961	$181,739,598	14,890,576	$128,942,275	3,161,339	$27,006,253	2,424,858	$20,880,328
Shares issued in reinvestment of distributions	2,583,263	22,239,860	1,916,863	16,537,710	198,904	1,695,807	165,284	1,416,330
Shares repurchased	(12,799,804)	(110,343,673)	(7,310,245)	(63,345,143)	(3,457,200)	(29,202,266)	(1,056,800)	(9,091,588)
Net increase/(decrease)	10,836,420	$93,635,785	9,497,194	$82,134,842	(96,957)	$(500,206)	1,533,342	$13,205,070

Icon Health & Information Technology Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	139,978	$2,191,730	88,559	$1,396,965	5,317	$76,110	5,606	$79,689
Shares issued in reinvestment of distributions	848,700	13,129,389	257,542	4,177,337	15,999	216,942	5,183	75,674
Shares repurchased	(1,031,992)	(16,738,699)	(1,247,872)	(19,831,838)	(31,115)	(440,255)	(31,190)	(450,878)
Net increase/(decrease)	(43,314)	$(1,417,580)	(901,771)	$(14,257,536)	(9,799)	$(147,203)	(20,401)	$(295,515)

See accompanying notes to financial statements.

Statement of Changes In Net Assets (Continued)

Icon Natural Resources and Infrastructure Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	763,333	$13,368,837	1,499,894	$26,673,318	117,264	$2,034,419	38,240	$683,159
Shares issued in reinvestment of distributions	577,048	10,457,020	519,119	9,692,253	24,609	436,740	22,466	412,218
Shares repurchased	(1,842,361)	(31,652,897)	(1,290,904)	(23,308,634)	(167,261)	(2,998,838)	(79,508)	(1,411,077)
Net increase/(decrease)	(501,980)	$(7,827,040)	728,109	$13,056,937	(25,388)	$(527,679)	(18,802)	$(315,700)

Icon Utilities and Income Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	360,290	$3,703,781	184,992	$1,706,109	35,791	$354,264	16,360	$140,035
Shares issued in reinvestment of distributions	31,952	335,650	46,581	419,717	5,271	53,628	7,416	65,077
Shares repurchased	(586,259)	(6,066,035)	(669,150)	(5,882,069)	(88,225)	(872,538)	(47,184)	(415,008)
Net increase/(decrease)	(194,017)	$(2,026,604)	(437,577)	$(3,756,243)	(47,163)	$(464,646)	(23,408)	$(209,896)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year

ICON Consumer Select Fund
Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.73	$10.10	$9.20	$12.06	$10.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01	(0.02)	0.01	(0.01)	(0.06)
Net gain/(loss) on securities (both realized and unrealized)	0.54	1.33	1.63	(1.22)	2.54
Total from investment operations	0.55	1.31	1.64	(1.23)	2.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)	—	(0.01)	—	—
Distributions from capital gains	(1.03)	(1.68)	(0.73)	(1.63)	(1.32)
Total distributions	(1.04)	(1.68)	(0.74)	(1.63)	(1.32)
Net asset value, end of year or period	$9.24	$9.73	$10.10	$9.20	$12.06

Total return	5.95%	12.48%	18.06%	(10.56)%	22.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$27,555	$32,918	$44,297	$44,014	$60,747
Ratio of expenses to average net assets:
Before expense reimbursements	1.47%	1.39%	1.27%	1.33%	1.32%
After expense reimbursements	1.47%	1.39%	1.27%	1.33%	1.32%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.11%	(0.15)%	0.09%	(0.13)%	(0.48)%
After expense reimbursements	0.11%	(0.15)%	0.09%	(0.13)%	(0.48)%
Portfolio turnover	28%	15%	23%	40%	40%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.55	$9.97	$9.10	$11.98	$10.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)	(0.04)	(0.02)	(0.04)	(0.09)
Net gain/(loss) on securities (both realized and unrealized)	0.53	1.30	1.62	(1.21)	2.52
Total from investment operations	0.52	1.26	1.60	(1.25)	2.43
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	(1.03)	(1.68)	(0.73)	(1.63)	(1.32)
Total distributions	(1.03)	(1.68)	(0.73)	(1.63)	(1.32)
Net asset value, end of year or period	$9.04	$9.55	$9.97	$9.10	$11.98

Total return(b)	5.74%	12.13%	17.83%	(10.81)%	22.40%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,449	$1,776	$1,979	$1,971	$2,486
Ratio of expenses to average net assets:
Before expense reimbursements	1.72%	1.64%	1.52%	1.57%	1.58%
After expense reimbursements	1.72%	1.64%	1.52%	1.57%	1.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.14)%	(0.38)%	(0.17)%	(0.36)%	(0.73)%
After expense reimbursements	(0.14)%	(0.38)%	(0.17)%	(0.36)%	(0.73)%
Portfolio turnover	28%	15%	23%	40%	40%

(a)Calculated based upon average shares outstanding.

(b)The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

ICON Equity Fund
Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$26.33	$27.68	$25.93	$37.28	$33.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.28	0.19	0.19	0.07	(0.07)
Net gain/(loss) on securities (both realized and unrealized)	3.81	1.48	2.87	(6.61)	9.04
Total from investment operations	4.09	1.67	3.06	(6.54)	8.97
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.19)	(0.19)	(0.06)	—
Distributions from capital gains	(2.67)	(2.83)	(1.12)	(4.75)	(5.26)
Total distributions	(2.94)	(3.02)	(1.31)	(4.81)	(5.26)
Net asset value, end of year or period	$27.48	$26.33	$27.68	$25.93	$37.28

Total return	15.84%	5.29%	12.11%	(18.11)%	26.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$33,077	$35,503	$41,606	$42,057	$59,306
Ratio of expenses to average net assets:
Before expense reimbursements	1.15%	1.19%	1.10%	1.12%	1.04%
After expense reimbursements	1.15%	1.19%	1.10%	1.12%	1.04%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.02%	0.68%	0.70%	0.22%	(0.17)%
After expense reimbursements	1.02%	0.68%	0.70%	0.22%	(0.17)%
Portfolio turnover	23%	30%	4%	17%	24%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$24.50	$25.92	$24.35	$35.37	$32.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.20	0.11	0.11	(0.01)	(0.16)
Net gain/(loss) on securities (both realized and unrealized)	3.53	1.41	2.69	(6.26)	8.65
Total from investment operations	3.73	1.52	2.80	(6.27)	8.49
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.11)	(0.11)	—	—
Distributions from capital gains	(2.67)	(2.83)	(1.12)	(4.75)	(5.26)
Total distributions	(2.84)	(2.94)	(1.23)	(4.75)	(5.26)
Net asset value, end of year or period	$25.39	$24.50	$25.92	$24.35	$35.37

Total return(b)	15.56%	5.05%	11.83%	(18.34)%	26.42%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$15,849	$14,258	$15,451	$16,162	$22,689
Ratio of expenses to average net assets:
Before expense reimbursements	1.40%	1.44%	1.35%	1.37%	1.29%
After expense reimbursements	1.40%	1.44%	1.35%	1.37%	1.29%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.78%	0.43%	0.44%	(0.03)%	(0.43)%
After expense reimbursements	0.78%	0.43%	0.44%	(0.03)%	(0.43)%
Portfolio turnover	23%	30%	4%	17%	24%

(a)Calculated based upon average shares outstanding.

(b)The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

ICON Equity Income Fund
Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$16.08	$15.82	$15.83	$20.75	$18.89
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.61	0.65	0.72	0.60	0.42
Net gain/(loss) on securities (both realized and unrealized)	1.67	0.31	0.05 (b)	(3.36)	4.12
Total from investment operations	2.28	0.96	0.77	(2.76)	4.54
LESS DISTRIBUTIONS
Dividends from net investment income	(0.64)	(0.70)	(0.78)	(0.58)	(0.43)
Distributions from return of capital	— (c)	—	—	—	—
Distributions from capital gains	—	—	—	(1.58)	(2.25)
Total distributions	(0.64)	(0.70)	(0.78)	(2.16)	(2.68)
Net asset value, end of year or period	$17.72	$16.08	$15.82	$15.83	$20.75

Total return	14.41%	6.11%	5.05%	(13.63)%	24.14%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$29,329	$30,642	$37,083	$41,821	$45,535
Ratio of expenses to average net assets:
Before expense reimbursements	1.21%	1.25%	1.09%	1.15%	1.04%
After expense reimbursements	1.21%	1.25%	1.05%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.65%	4.01%	4.53%	3.11%	1.87%
After expense reimbursements	3.65%	4.01%	4.56%	3.26%	1.91%
Portfolio turnover	26%	62%	43%	78%	25%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$16.01	$15.75	$15.77	$20.73	$18.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.56	0.60	0.67	0.54	0.36
Net gain/(loss) on securities (both realized and unrealized)	1.67	0.31	0.05	(3.34)	4.12
Total from investment operations	2.23	0.91	0.72	(2.80)	4.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.59)	(0.65)	(0.74)	(0.58)	(0.37)
Distributions from return of capital	— (c)	—	—	—	—
Distributions from capital gains	—	—	—	(1.58)	(2.25)
Total distributions	(0.59)	(0.65)	(0.74)	(2.16)	(2.62)
Net asset value, end of year or period	$17.65	$16.01	$15.75	$15.77	$20.73

Total return(d)	14.13%	5.83%	4.75%	(13.81)%	23.84%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$11,847	$12,389	$15,987	$21,362	$37,994
Ratio of expenses to average net assets:
Before expense reimbursements	1.46%	1.50%	1.34%	1.42%	1.29%
After expense reimbursements	1.46%	1.50%	1.30%	1.26%	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.39%	3.75%	4.24%	2.74%	1.62%
After expense reimbursements	3.39%	3.75%	4.28%	2.90%	1.66%
Portfolio turnover	26%	62%	43%	78%	25%

(a)Calculated based upon average shares outstanding.

(b)Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(c)Less than .01 per share.

(d)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

ICON Flexible Bond Fund
Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$8.66	$8.56		$8.36	$9.32	$9.39
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.58	0.58		0.53	0.45	0.42
Net gain/(loss) on securities (both realized and unrealized)	(0.10)	0.10		0.23	(0.97)	(0.03)
Total from investment operations	0.48	0.68		0.76	(0.52)	0.39
LESS DISTRIBUTIONS
Dividends from net investment income	(0.58)	(0.58)		(0.56)	(0.44)	(0.46)
Distributions from return of capital	—	—		— (b)	— (b)	—
Distributions from capital gains	—	—		—	—	—
Total distributions	(0.58)	(0.58)		(0.56)	(0.44)	(0.46)
Net asset value, end of year or period	$8.56	$8.66		$8.56	$8.36	$9.32

Total return	5.69%	8.20	%(c)	9.24%	(5.63)%	4.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$409,688	$320,697		$235,493	$150,090	$138,093
Ratio of expenses to average net assets:
Before expense reimbursements	0.83%	0.84%		0.84%	0.84%	0.85%
After expense reimbursements	0.76%	0.76%		0.76%	0.76%	0.77%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.56%	6.70%		6.56%	5.10%	4.32%
After expense reimbursements	6.63%	6.79%		6.65%	5.18%	4.40%
Portfolio turnover	158%	134%		163%	157%	262%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$8.60	$8.49		$8.30	$9.27	$9.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.55	0.55		0.51	0.42	0.39
Net gain/(loss) on securities (both realized and unrealized)	(0.10)	0.11		0.22	(0.97)	(0.01)
Total from investment operations	0.45	0.66		0.73	(0.55)	0.38
LESS DISTRIBUTIONS
Dividends from net investment income	(0.59)	(0.55)		(0.54)	(0.42)	(0.44)
Distributions from return of capital	—	—		— (b)	— (b)	—
Distributions from capital gains	—	—		—	—	—
Total distributions	(0.59)	(0.55)		(0.54)	(0.42)	(0.44)
Net asset value, end of year or period	$8.46	$8.60		$8.49	$8.30	$9.27

Total return(d)	5.47%	8.05%		9.08%	(5.96)%	4.06%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$30,027	$31,375		$17,952	$7,279	$9,318
Ratio of expenses to average net assets:
Before expense reimbursements	1.08%	1.08%		1.10%	1.10%	1.10%
After expense reimbursements	1.01%	1.01%		1.01%	1.01%	1.02%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.30%	6.39%		5.97%	4.77%	4.07%
After expense reimbursements	6.37%	6.47%		6.06%	4.86%	4.15%
Portfolio turnover	158%	134%		163%	157%	262%

(a)Calculated based upon average shares outstanding.

(b)Less than .01 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the those reported for marketing purposes.

(d)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

ICON Health & Information Technology Fund
Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$15.84	$14.69		$14.66	$21.65	$21.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.09)	(0.07)		—	(0.05)	(0.14)
Net gain/(loss) on securities (both realized and unrealized)	2.85	2.12		1.86	(4.18)	3.94
Total from investment operations	2.76	2.05		1.86	(4.23)	3.80
LESS DISTRIBUTIONS
Dividends from net investment income	—	—		—	—	—
Distributions from capital gains	(3.20)	(0.90)		(1.83)	(2.76)	(3.60)
Total distributions	(3.20)	(0.90)		(1.83)	(2.76)	(3.60)
Net asset value, end of year or period	$15.40	$15.84		$14.69	$14.66	$21.65

Total return	17.30%	13.81	%(b)	13.43%	(19.87)%	17.71%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$76,373	$79,207		$86,751	$90,742	$126,017
Ratio of expenses to average net assets:
Before expense reimbursements	1.30%	1.29%		1.23%	1.26%	1.25%
After expense reimbursements	1.30%	1.29%		1.23%	1.26%	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.56)%	(0.46)%		(0.03)%	(0.30)%	(0.60)%
After expense reimbursements	(0.56)%	(0.46)%		(0.03)%	(0.30)%	(0.60)%
Portfolio turnover	42%	17%		48%	39%	33%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$14.25	$13.33		$13.49	$20.24	$20.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.12)	(0.10)		(0.04)	(0.09)	(0.19)
Net gain/(loss) on securities (both realized and unrealized)	2.57	1.92		1.71	(3.90)	3.72
Total from investment operations	2.45	1.82		1.67	(3.99)	3.53
LESS DISTRIBUTIONS
Dividends from net investment income	—	—		—	—	—
Distributions from capital gains	(3.20)	(0.90)		(1.83)	(2.76)	(3.60)
Total distributions	(3.20)	(0.90)		(1.83)	(2.76)	(3.60)
Net asset value, end of year or period	$13.50	$14.25		$13.33	$13.49	$20.24

Total return(c)	17.06%	13.49%		13.10%	(20.07)%	17.37%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,165	$1,369		$1,553	$1,833	$3,125
Ratio of expenses to average net assets:
Before expense reimbursements	1.56%	1.54%		1.48%	1.52%	1.50%
After expense reimbursements	1.56%	1.54%		1.48%	1.52%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.81)%	(0.71)%		(0.27)%	(0.57)%	(0.84)%
After expense reimbursements	(0.81)%	(0.71)%		(0.27)%	(0.57)%	(0.84)%
Portfolio turnover	42%	17%		48%	39%	33%

(a)Calculated based upon average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the those reported for marketing purposes.

(c)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

ICON Natural Resources and Infrastructure Fund
Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$17.18	$16.61	$16.09	$17.74	$13.76
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09	0.15	0.24	0.17	0.20
Net gain/(loss) on securities (both realized and unrealized)	2.62	1.97	1.46	(0.04)	4.01
Total from investment operations	2.71	2.12	1.70	0.13	4.21
LESS DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.14)	(0.15)	(0.19)	(0.23)
Distributions from return of capital	—	—	(0.01)	—	—
Distributions from capital gains	(1.51)	(1.41)	(1.02)	(1.59)	—
Total distributions	(1.81)	(1.55)	(1.18)	(1.78)	(0.23)
Net asset value, end of year or period	$18.08	$17.18	$16.61	$16.09	$17.74

Total return	15.89%	12.07%	10.97%	0.38%	30.62%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$116,033	$118,840	$102,842	$107,544	$122,465
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.31%	1.25%	1.31%	1.28%
After expense reimbursements	1.31%	1.31%	1.25%	1.31%	1.28%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.52%	0.83%	1.46%	0.98%	1.20%
After expense reimbursements	0.52%	0.83%	1.46%	0.98%	1.20%
Portfolio turnover	154%	119%	137%	149%	94%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$16.87	$16.35	$15.86	$17.52	$13.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05	0.10	0.21	0.13	0.17
Net gain/(loss) on securities (both realized and unrealized)	2.56	1.93	1.43	(0.05)	3.96
Total from investment operations	2.61	2.03	1.64	0.08	4.13
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.10)	(0.12)	(0.15)	(0.18)
Distributions from return of capital	—	—	(0.01)	—	—
Distributions from capital gains	(1.51)	(1.41)	(1.02)	(1.59)	—
Total distributions	(1.67)	(1.51)	(1.15)	(1.74)	(0.18)
Net asset value, end of year or period	$17.81	$16.87	$16.35	$15.86	$17.52

Total return(b)	15.64%	11.72%	10.73%	0.09%	30.41%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,163	$5,319	$5,461	$6,102	$6,888
Ratio of expenses to average net assets:
Before expense reimbursements	1.56%	1.56%	1.51%	1.56%	1.52%
After expense reimbursements	1.56%	1.56%	1.51%	1.56%	1.52%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.27%	0.58%	1.25%	0.73%	1.00%
After expense reimbursements	0.27%	0.58%	1.25%	0.73%	1.00%
Portfolio turnover	154%	119%	137%	149%	94%

(a)Calculated based upon average shares outstanding.

(b)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

ICON Utilities and Income Fund
Institutional Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.40	$8.36	$9.79	$10.80	$9.56
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.20	0.20	0.23	0.20	0.22
Net gain/(loss) on securities (both realized and unrealized)	1.23	1.07	(1.42)	(0.32)	1.82
Total from investment operations	1.43	1.27	(1.19)	(0.12)	2.04
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.23)	(0.24)	(0.20)	(0.21)
Distributions from capital gains	—	—	—	(0.69)	(0.59)
Total distributions	(0.20)	(0.23)	(0.24)	(0.89)	(0.80)
Net asset value, end of year or period	$10.63	$9.40	$8.36	$9.79	$10.80

Total return	15.26%	15.31%	(12.25)%	(1.15)%	21.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$18,199	$17,923	$19,590	$30,209	$40,208
Ratio of expenses to average net assets:
Before expense reimbursements	1.66%	1.66%	1.45%	1.41%	1.39%
After expense reimbursements	1.66%	1.66%	1.35%	1.23%	1.23%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.91%	2.22%	2.44%	1.72%	1.89%
After expense reimbursements	1.91%	2.22%	2.54%	1.89%	2.06%
Portfolio turnover	19%	27%	11%	28%	33%

Investor Shares	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.12	$8.10	$9.58	$10.58	$9.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.17	0.17	0.20	0.18	0.19
Net gain/(loss) on securities (both realized and unrealized)	1.19	1.05	(1.40)	(0.31)	1.79
Total from investment operations	1.36	1.22	(1.20)	(0.13)	1.98
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.20)	(0.28)	(0.18)	(0.19)
Distributions from capital gains	—	—	—	(0.69)	(0.59)
Total distributions	(0.17)	(0.20)	(0.28)	(0.87)	(0.78)
Net asset value, end of year or period	$10.31	$9.12	$8.10	$9.58	$10.58

Total return(b)	14.91%	15.17%	(12.56)%	(1.34)%	21.24%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,897	$3,877	$3,636	$5,464	$6,152
Ratio of expenses to average net assets:
Before expense reimbursements	1.92%	1.90%	1.70%	1.65%	1.65%
After expense reimbursements	1.92%	1.90%	1.60%	1.48%	1.48%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.67%	1.99%	2.19%	1.53%	1.63%
After expense reimbursements	1.67%	1.99%	2.29%	1.70%	1.80%
Portfolio turnover	19%	27%	11%	28%	33%

(a)Calculated based upon average shares outstanding.

(b)The total return calculation excludes any sales charges.

ICON Funds	Notes to Financial Statements	December 31, 2025

Note 1 – Organization & Summary OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, management of the Adviser is deemed to be the Chief Operating Decision Maker.

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of ten separate series, seven of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust. On August 13, 2020, the fiscal year end of the ICON Equity Fund, the ICON Equity Income Fund, the ICON Consumer Select Fund, the ICON Flexible Bond Fund, the ICON Health and Information Technology Fund, the ICON Natural Resources Fund, and the ICON Utilities and Income Fund was changed from September 30 to December 31, effective June 30, 2020. Each Fund is an open-end series of the Trust. Each Fund is classified as “diversified” as such term is defined under the Investment Company Act of 1940, as amended, with the exception of the ICON Consumer Select Fund, the ICON Health and Information Technology Fund, the ICON Natural Resources and Infrastructure Fund, and the ICON Utilities and Income Fund, which are classified as non-diversified. The investment objective of the ICON Consumer Select Fund, ICON Health and Information Technology Fund, ICON Utilities and Income Fund, ICON Natural Resources and Infrastructure Fund ICON Utilities and Income Fund is to seek long-term capital appreciation. The ICON Equity Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The ICON Equity Income Fund’s investment objective is to seek modest capital appreciation and income. The ICON Flexible Bond Fund’s investment objective is to seek maximum total return.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Investments in mutual funds are valued at that fund’s net asset value. Asset-backed securities (ABS) are valued by an independent pricing service using market-based measurements that are processed through a rules-based pricing application and represent the good faith determination as to what the holder may receive in an orderly transaction for an institutional round lot position (typically one million or greater current value USD or local currency equivalent). Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Pricing Committee of the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

ICON Funds	Notes to Financial Statements (Continued)	December 31, 2025

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT and MLP distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

The ICON Consumer Select Fund, ICON Equity Fund, ICON Equity Income Fund, ICON Health and Information Technology Fund, ICON Natural Resources & Infrastructure Fund, and ICON Utilities and Income Fund seek to replicate the performance of their respective sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause such Fund to underperform the overall stock market. Refer to each Fund’s Portfolio of Investments for instances where these concentration might exist as of December 31, 2025.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) ShareValuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefiits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefiits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Fund’s 2023 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefiits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ICON Funds	Notes to Financial Statements (Continued)	December 31, 2025

The following table summarizes the valuation of the Funds’ securities at December 31, 2025 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
ICON Consumer Select Fund	$29,152,699	$—	$—	$29,152,699
ICON Equity Fund	49,091,587	—	—	49,091,587
ICON Equity Income Fund	40,204,029	1,454,564	—	41,658,593
ICON Flexible Bond Fund	89,402,606	344,655,133	—	434,057,739
ICON Health and Information Technology Fund	77,604,498	—	—	77,604,498
ICON Natural Resources & Infrastructure Fund	121,547,580	—	—	121,547,580
ICON Utilities and Income Fund	22,139,255	—	—	22,139,255

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 3 during the year.

(b)All publicly traded common stocks, preferred stocks, and investments in investment companies held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate debt and asset-backed securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

(l) Disclosure about Derivative Instruments and Hedging Activities — The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. There was no activity in derivative instruments for any of the Funds for the year-ended December 31, 2025.

NOTE 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the expense limits, for the year ended December 31, 2025 are as follows:

	Expense Limitation
Fund	Institutional Share	Investor Shares	Expiration
ICON Flexible Bond Fund	0.75%	1.00%	5/1/26

At December 31, 2025, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $722,949. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/2026	Expires 12/31/2027	Expires 12/31/2028	Total
ICON Equity Income Fund	$22,138	$—	$—	$22,138
ICON Flexible Bond Fund	163,722	244,484	262,655	670,861
ICON Utilities and Income Fund	29,950	—	—	29,950
Total	$215,810	$244,484	$262,655	$722,949

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

ICON Funds	Notes to Financial Statements (Continued)	December 31, 2025

Pursuant to an investment sub-advisory agreement ("the Sub-Advisory Agreement) between the Advisor and ICON Advisers, Inc.(the "Sub-Adviser"), the Sub-Adviser is responsible for trading portfolio securities for each fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the year ended December 31, 2025 the following were incurred:

Fund	Investor Class 12b-1 Fees
ICON Consumer Select Fund	$3,960
ICON Equity Fund	36,899
ICON Equity Income Fund	29,857
ICON Flexible Bond Fund	66,780
ICON Health and Information Technology Fund	3,045
ICON Natural Resources & Infrastructure Fund	13,586
ICON Utilities and Income Fund	10,016

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended December 31, 2025 were as follows:

Fund	Purchases	Sales
ICON Consumer Select Fund	$8,775,099	$16,022,751
ICON Equity Fund	15,756,121	23,099,229
ICON Equity Income Fund	10,832,622	15,099,837
ICON Flexible Bond Fund	550,076,673	456,519,128
ICON Health and Information Technology Fund	32,054,088	46,356,370
ICON Natural Resources & Infrastructure Fund	181,365,402	200,492,061
ICON Utilities and Income Fund	4,411,150	5,846,112

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification was as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
ICON Natural Resources & Infrastructure Fund	(1,320)	1,320

The reclassification of net assets consists primarily of non-deductible expenses.

ICON Funds	Notes to Financial Statements (Continued)	December 31, 2025

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2025 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ICON Consumer Select Fund	$20,585,047	$9,388,558	$(820,906)	$8,567,652
ICON Equity Fund	34,424,235	16,854,143	(2,186,793)	14,667,350
ICON Equity Income Fund	36,399,098	7,802,500	(2,542,950)	5,259,550
ICON Flexible Bond Fund	436,708,855	5,888,314	(8,539,430)	(2,651,116)
ICON Health and Information Technology Fund	57,641,273	26,214,358	(6,251,131)	19,963,227
ICON Natural Resources & Infrastructure Fund	108,542,593	19,465,143	(6,460,156)	13,004,987
ICON Utilities and Income Fund	18,156,128	4,674,000	(690,874)	3,983,126

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2025 was as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
ICON Consumer Select Fund	$361	$—	$8,567,652	$(2,844,818)	$5,723,195
ICON Equity Fund	32,084	1,291,848	14,667,350	(826,662)	15,164,620
ICON Equity Income Fund	—	—	5,259,550	(1,199,318)	4,060,232
ICON Flexible Bond Fund	387,066	—	(2,651,116)	(15,304,487)	(17,568,537)
ICON Health and Information Technology Fund	1,010,772	1,218,797	19,963,227	—	22,192,796
ICON Natural Resources & Infrastructure Fund	1,168,359	823,261	13,004,987	(205,322,442)	(190,325,835)
ICON Utilities and Income Fund	9,702	—	3,983,126	(859,640)	3,133,188

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to partnership investments and wash sales.

During the current year the ICON Consumer Select Fund deferred $168,163 of short-term and $418,957 of long-term post-October capital losses and $216 specified late year ordinary losses and the ICON Equity Fund deferred $280,493 of short-term post-October capital losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of December 31, 2025, available to offset future capital gains, if any, are as follows:

	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Natural Resources & Infrastructure Fund***	ICON Utilities and Income Fund
Long Term with no Limitation with no Limit	$—	$—	$1,199,318	$7,056,870	$—	$695,223
Short Term with no Limitation with no Limit	—	—	—	8,247,620	—	164,417
Long Term Subject to Annual Limitation	621,515	—	—	—	117,902,378	—
Short Term Subject to Annual Limitation	1,635,967	546,169	—	—	87,420,061	—
Total	$2,257,482	$546,169	$1,199,318	$15,304,490	$205,322,439	$859,640
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2025	$270,264	$133,945	$1,789,883	$—	$678,984	$504,437

*Subject to annual limitation of $270,264 under §382 of the Code through December 31, 2032, $252,613 for the year ending December 31, 2033 and $113,021 for the year ending December 31, 2034.

**Subject to annual limitation of $133,945 under §382 of the Code through December 31, 2029, and $10,389 for the year ending December 31, 2030.

***Subject to annual limitation of $678,984 under §382 of the Code through December 31, 2026, $644,536 through December 31, 2027, $577,350 through December 31, 2380, and $194,965 for the year ending December 31, 2381.

ICON Funds	Notes to Financial Statements (Continued)	December 31, 2025

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital(a)	Long-Term Capital Gains(b)	Exempt- Interest Dividends	Total Distributions
ICON Consumer Select Fund	December 31, 2025	31,580	—	2,963,956	—	2,995,536
	December 31, 2024	—	—	5,325,000	—	5,325,000
ICON Equity Fund	December 31, 2025	866,379	—	4,037,309	—	4,903,688
	December 31, 2024	320,065	—	5,062,091	—	5,382,156
ICON Equity Income Fund	December 31, 2025	1,526,834	9,240	—	—	1,536,074
	December 31, 2024	1,941,896	—	—	—	1,941,896
ICON Flexible Bond Fund	December 31, 2025	26,051,029	—	—	—	26,051,029
	December 31, 2024	20,388,268	—	—	—	20,388,268
ICON Health and Information Technology Fund	December 31, 2025	1,466,924	—	12,286,677	—	13,753,601
	December 31, 2024	—	—	4,418,883	—	4,418,883
ICON Natural Resources & Infrastructure Fund	December 31, 2025	5,842,515	—	5,515,076	—	11,357,591
	December 31, 2024	1,722,871	—	8,800,004	—	10,522,875
ICON Utilities and Income Fund	December 31, 2025	430,219	—	—	—	430,219
	December 31, 2024	539,342	—	—	—	539,342

(a)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

(b)The Funds designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2025.

Note 5 – SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated September 29, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the First American Government Obligations Fund – Class X. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement. There were no securities out on loan for any of the Funds as of December 31, 2025.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

Note 6 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders ICON Funds and Board of Trustees of SCM Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of ICON Consumer Select Fund, ICON Equity Fund, ICON Equity Income Fund, ICON Flexible Bond Fund, ICON Health and Information Technology Fund, ICON Natural Resources and Infrastructure Fund, and ICON Utilities and Income Fund (the “Funds”), each a series of SCM Trust, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021. In addition, we served as the Funds’ auditors from 2016 through 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable to the period covered by this Report.

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200 Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The renumeration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract, if applicable, is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	March 10, 2026

By:	/s/ Trevor Shippee
Trevor Shippee
Treasurer (Principal Financial Officer)

Date:	March 10, 2026